GraniteShares ETF Trust

Notes to Quarterly Schedules of Investments

March 31, 2026 (Unaudited)

1.	FAIR VALUE MEASUREMENT

The Financial Accounting Standards Board (FASB) established a framework for measuring fair value in accordance with U.S. GAAP. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the exchange traded fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The hierarchy classification of inputs used to value each Fund’s investments is disclosed at the end of the Fund’s Schedule of Investments.

2.	CONSOLIDATED SUBSIDIARY

The GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF invests in certain commodity-related investments through GraniteShares BCOM Cayman Limited, a wholly-owned subsidiary (the “Subsidiary”).

The following table reflects the net assets of the Subsidiary as a percentage of the GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF’s net assets at March 31, 2026:

Fund	Wholly Owned Subsidiary	Value	Percentage of Fund’s Net Assets
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF	GraniteShares BCOM Cayman Limited	$33,057,877	18.96%

GraniteShares ETF Trust
Consolidated Schedule of Investments
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF
March 31, 2026 (Unaudited)

	Principal
Investments	Amount	Value
UNITED STATES TREASURY OBLIGATIONS - 75.30%(a)
United States Treasury Bill, 3.605% , 04/16/2026	$40,000,000	$39,935,467
United States Treasury Bill, 3.590% , 05/28/2026 (b)	37,000,000	36,787,812
United States Treasury Bill, 3.645% , 06/18/2026 (b)	55,000,000	54,572,192
TOTAL UNITED STATES TREASURY OBLIGATIONS
(Cost $131,295,240)		131,295,471

TOTAL INVESTMENTS - 75.30%
(Cost $131,295,240)		$131,295,471

Other Assets In Excess Of Liabilities - 24.70%		43,063,107	(c)

NET ASSETS (100.00%)		$174,358,578

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	A portion or all of the security is owned by GraniteShares BCOM Cayman Limited, a wholly-owned subsidiary of the Fund. See Note 1.
(c)	Includes cash which is being held as collateral for futures contracts.

At March 31, 2026, open futures contracts were as follows:

Description	Number of Contracts	Expiration Date	Contract Type	Notional Amount	Value/Unrealized Appreciation	Value/Unrealized Depreciation
Brent Crude(a)	202	05/29/26	Long	$19,426,340	$1,713,500	–
Cocoa(a)	42	05/13/26	Long	1,386,000	–	(232,520)
Coffee ‘C’(a)	30	05/18/26	Long	3,356,438	26,232	–
Copper(a)	63	05/27/26	Long	8,842,050	–	(475,788)
Corn(a)	358	05/14/26	Long	8,193,725	290,725	–
Cotton No.2(a)	71	05/06/26	Long	2,485,000	202,895	–
Gasoline RBOB(a)	43	04/30/26	Long	5,786,243	1,672,297	–
Gold 100 Oz(a)	48	06/26/26	Long	22,457,281	–	(2,137,000)
KC Hard Red Winter Wheat(a)	97	05/14/26	Long	3,082,175	375,575	–
Lean Hogs(a)	76	06/12/26	Long	3,193,520	–	(126,880)
Live Cattle(a)	59	06/30/26	Long	5,741,290	319,650	–
LME Lead(a)	28	05/18/26	Long	1,319,150	–	(59,258)
LME Nickel(a)	31	05/18/26	Long	3,167,013	–	(78,096)
LME Primary Aluminum(a)	78	05/18/26	Long	6,832,878	721,246	–
LME Zinc(a)	42	05/18/26	Long	3,402,987	–	(117,927)
Low Sulphur Gasoil(a)	70	05/12/26	Long	8,674,750	3,566,825	–
Natural Gas(a)	357	04/28/26	Long	10,295,880	–	(732,680)
NY Harbor ULSD(a)	37	04/30/26	Long	6,392,845	2,489,046	–
Silver(a)	15	05/27/26	Long	5,618,925	–	(304,430)
Soybean(a)	145	05/14/26	Long	8,489,750	210,650	–
Soybean Meal(a)	139	05/14/26	Long	4,397,960	95,322	–
Soybean Oil(a)	138	05/14/26	Long	5,703,264	859,722	–
Sugar #11(a)	254	04/30/26	Long	4,415,130	457,196	–
Wheat (CBT)(a)	152	05/14/26	Long	4,683,500	493,287	–
WTI Crude(a)	172	04/21/26	Long	17,437,360	5,826,230	–
Total Futures Contracts					19,320,398	(4,264,579)
Net Unrealized Appreciation					15,055,819	–

Description	Number of Contracts	Expiration Date	Contract Type	Notional Amount	Value/Unrealized Appreciation	Value/Unrealized Depreciation
LME Lead(a)	(1)	05/18/26	Short	$(47,113)	$1,056	$–
LME Nickel(a)	(1)	05/18/26	Short	(102,162)	3,686	–
LME Primary Aluminum(a)	(3)	05/18/26	Short	(262,803)	–	(8,412)
LME Zinc(a)	(1)	05/18/26	Short	(81,024)	1,560	–
Total Futures Contracts					6,302	(8,412)
Net Unrealized Depreciation					–	(2,110)

(a)	A portion or all of the security is owned by GraniteShares BCOM Cayman Limited, a wholly-owned subsidiary of the Fund. See Note 1.

GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$–	$131,295,471	$–	$131,295,471
Total	$–	$131,295,471	$–	$131,295,471

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Futures Contracts	$19,326,700	$–	$–	$19,326,700
Liabilities
Futures Contracts	(4,272,991)	–	–	(4,272,991)
Total	$15,053,709	$–	$–	$15,053,709

GraniteShares ETF Trust
Schedule of Investments
GraniteShares HIPS U.S. High Income ETF
March 31, 2026 (Unaudited)

Investments	Shares	Value
COMMON STOCKS - 75.33%
Capital Markets - 22.60%
Barings BDC, Inc.	271,230	$2,232,223
Capital Southwest Corp.	111,218	2,460,142
FS KKR Capital Corp.	166,297	1,692,903
Goldman Sachs BDC, Inc.	254,891	2,263,432
Golub Capital BDC, Inc.	181,284	2,295,055
Morgan Stanley Direct Lending Fund	144,566	2,018,141
New Mountain Finance Corp.	266,803	2,070,391
Nuveen Churchill Direct Lending Corp.	177,489	2,257,660
PennantPark Floating Rate Capital, Ltd.	265,933	2,138,101
Prospect Capital Corp.	962,570	2,512,308
Total Capital Markets		21,940,356
Chemicals - 3.12%
CVR Partners LP(a)	23,906	3,028,173
Mortgage Real Estate Investment Trust (REIT) - 23.95%
AGNC Investment Corp.	226,860	2,275,406
Annaly Capital Management, Inc.	106,588	2,254,336
Arbor Realty Trust, Inc.	315,910	2,435,666
ARMOUR Residential REIT, Inc.	139,941	2,334,216
Dynex Capital, Inc.	176,327	2,249,933
Ellington Financial, Inc.	178,507	2,115,308
Orchid Island Capital, Inc.	337,165	2,370,270
PennyMac Mortgage Investment Trust	195,278	2,276,941
Starwood Property Trust, Inc.	131,957	2,272,300
Two Harbors Investment Corp.	232,433	2,654,385
Total Mortgage Real Estate Investment Trust (REIT)		23,238,761
Oil, Gas & Consumable Fuels - 25.66%
Alliance Resource Partners LP(a)	105,247	2,910,080
Black Stone Minerals LP(a)	181,414	2,742,980
Delek Logistics Partners LP(a)	54,203	2,697,141
Dorchester Minerals LP(a)	111,218	3,014,008
Enterprise Products Partners LP(a)	71,169	2,693,035
Kimbell Royalty Partners LP	193,857	2,805,111
MPLX LP(a)	45,767	2,611,923
Plains All American Pipeline LP(a)	128,306	2,865,073
Western Midstream Partners LP(a)	61,949	2,550,440
Total Oil, Gas & Consumable Fuels		24,889,791
TOTAL COMMON STOCKS
(Cost $74,798,919)		73,097,081

INVESTMENT COMPANIES - 23.86%
BlackRock Debt Strategies Fund, Inc.	239,477	2,296,584
BlackRock Enhanced Large Cap Core Fund, Inc.	106,037	2,228,898
BlackRock Floating Rate Income Strategies Fund, Inc.	208,669	2,299,532
Franklin, Ltd. Duration Income Trust	397,823	2,319,308
Neuberger High Yield Strategies Fund, Inc.	345,611	2,239,559
Nuveen Floating Rate Income Fund	313,482	2,357,385
PIMCO High Income Fund	510,893	2,365,435
PIMCO Income Strategy Fund	295,000	2,360,000

Investments	Shares	Value
INVESTMENT COMPANIES - 23.86% (continued)
Western Asset Global High Income Fund, Inc.	387,183	$2,284,380
Western Asset High Income Fund II, Inc.	602,918	2,399,614
TOTAL INVESTMENT COMPANIES
(Cost $25,219,302)		23,150,695

	Principal
Investments	Amount	Value
UNITED STATES TREASURY OBLIGATIONS - 72.00%(b)
United States Treasury Bill, 3.401% , 04/21/2026	$70,000,000	69,859,008
TOTAL UNITED STATES TREASURY OBLIGATIONS
(Cost $69,867,739)		69,859,008

TOTAL INVESTMENTS - 171.19%
(Cost $169,885,960)		$166,106,784

Liabilities In Excess Of Other Assets - (71.19%)		(69,076,280)

NET ASSETS (100.00%)		$97,030,504

(a)	Master Limited Partnership (“MLP”).
(b)	Rate shown represents the bond equivalent yield to maturity at date of purchase.

GraniteShares HIPS U.S. High Income ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$73,097,081	$–	$–	$73,097,081
Investment Companies	23,150,695	–	–	23,150,695
United States Treasury Obligations	–	69,859,008	–	69,859,008
Total	$96,247,776	$69,859,008	$–	$166,106,784

GraniteShares ETF Trust
Schedule of Investments
GraniteShares Nasdaq Select Disruptors ETF
March 31, 2026 (Unaudited)

Investments	Shares	Value
COMMON STOCKS - 99.84%
Aerospace & Defense - 1.23%
Axon Enterprise, Inc.(a)	1,265	$537,233
Biotechnology - 5.92%
Alnylam Pharmaceuticals, Inc.(a)	1,755	580,677
Incyte Corp.(a)	4,867	458,082
Insmed, Inc.(a)	3,894	636,747
Vertex Pharmaceuticals, Inc.(a)	2,058	918,979
Total Biotechnology		2,594,485
Communications Equipment - 1.85%
Motorola Solutions, Inc.	1,867	810,222
Financial Services - 0.88%
Affirm Holdings, Inc.(a)	8,442	386,812
Health Care Equipment & Supplies - 9.91%
Boston Scientific Corp.(a)	13,599	853,337
Edwards Lifesciences Corp.(a)	8,547	684,444
Intuitive Surgical, Inc.(a)	2,626	1,210,560
ResMed, Inc.	2,496	560,302
Stryker Corp.	3,153	1,036,044
Total Health Care Equipment & Supplies		4,344,687
Health Care Technology - 1.29%
Veeva Systems, Inc., Class A(a)	3,217	565,098
Hotels, Restaurants & Leisure - 1.31%
Expedia Group, Inc.	2,487	574,223
Household Durables - 1.40%
Garmin, Ltd.	2,652	615,291
Interactive Media & Services - 16.66%
Alphabet, Inc., Class A	12,396	3,564,594
Meta Platforms, Inc., Class A	5,063	2,896,694
Pinterest, Inc., Class A(a)	20,681	379,290
Reddit, Inc.(a)	3,396	457,271
Total Interactive Media & Services		7,297,849
IT Services - 7.72%
Cloudflare, Inc., Class A(a)	4,077	841,248
MongoDB, Inc.(a)	1,749	428,103
Okta, Inc.(a)	5,171	407,009
Snowflake, Inc., Class A(a)	4,865	733,739
Twilio, Inc., Class A(a)	3,710	466,792
VeriSign, Inc.	2,051	509,386
Total IT Services		3,386,277
Media - 0.76%
Trade Desk, Inc., Class A(a)	14,634	332,045
Pharmaceuticals - 5.42%
Eli Lilly & Co.	2,582	2,374,846
Software - 44.54%
Adobe, Inc.(a)	3,978	966,972
Autodesk, Inc.(a)	3,073	735,676
Bentley Systems, Inc., Class B	8,435	296,237

Investments	Shares	Value
COMMON STOCKS - 99.84% (continued)
Software - 44.54% (continued)
Cadence Design Systems, Inc.(a)	3,109	$863,898
Crowdstrike Holdings, Inc., Class A(a)	2,659	1,038,100
Datadog, Inc., Class A(a)	5,515	651,046
Docusign, Inc.(a)	7,455	353,442
Dynatrace, Inc.(a)	10,046	371,501
Fair Isaac Corp.(a)	432	461,177
Fortinet, Inc.(a)	9,094	743,162
Gen Digital, Inc.	17,323	326,192
HubSpot, Inc.(a)	1,510	368,591
Microsoft Corp.	11,811	4,372,078
Nutanix, Inc.(a)	8,561	325,404
Palantir Technologies, Inc., Class A(a)	12,420	1,816,798
Palo Alto Networks, Inc.(a)	7,733	1,239,755
PTC, Inc.(a)	2,726	388,428
Salesforce, Inc.	6,850	1,278,690
ServiceNow, Inc.(a)	9,957	1,041,004
Synopsys, Inc.(a)	2,216	878,600
Workday, Inc., Class A(a)	4,282	556,317
Zscaler, Inc.(a)	3,096	434,338
Total Software		19,507,406
Technology Hardware, Storage & Peripherals - 0.95%
Everpure, Inc.(a)	7,045	415,937
TOTAL COMMON STOCKS
(Cost $40,973,081)		43,742,411

TOTAL INVESTMENTS - 99.84%
(Cost $40,973,081)		$43,742,411

Other Assets In Excess Of Liabilities - 0.16%		71,524

NET ASSETS (100.00%)		$43,813,935

(a)	Non-Income Producing Security.

GraniteShares Nasdaq Select Disruptors ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$43,742,411	$–	$–	$43,742,411
Total	$43,742,411	$–	$–	$43,742,411

GraniteShares ETF Trust

Notes to Quarterly Schedules of Investments

March 31, 2026 (Unaudited)

1.	FAIR VALUE MEASUREMENT

The Financial Accounting Standards Board (FASB) established a framework for measuring fair value in accordance with U.S. GAAP. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the exchange traded fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The hierarchy classification of inputs used to value each Fund’s investments is disclosed at the end of the Fund’s Schedule of Investments.

GraniteShares ETF Trust
Schedule of Investments
GraniteShares 2x Long BABA Daily ETF
March 31, 2026 (Unaudited)

	Principal
Investments	Amount	Value
UNITED STATES TREASURY OBLIGATIONS - 45.14%(a)
United States Treasury Bill, 3.401% , 04/21/2026	$45,000,000	$44,909,362
TOTAL UNITED STATES TREASURY OBLIGATIONS
(Cost $44,914,975)		44,909,362

TOTAL INVESTMENTS - 45.14%
(Cost $44,914,975)		$44,909,362

Other Assets In Excess Of Liabilities - 54.86%		54,565,332	(b)

NET ASSETS (100.00%)		$99,474,694

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation
Clear Street, LLC	Alibaba Group Holding, Ltd.	$60,082,499	OBFR01	125 bps	Monthly	Receive	01/19/2028	$84,052,303	$23,969,804
TD Cowen	Alibaba Group Holding, Ltd.	48,834,832	SOFRRATE	200 bps	Monthly	Receive	06/30/2026	70,459,089	21,624,257
Wells Fargo	Alibaba Group Holding, Ltd.	39,461,390	FEDL01	200 bps	At Termination	Receive	04/13/2027	44,563,392	5,102,002
TOTAL		$148,378,721						$199,074,784	$50,696,063

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate

FEDL - Federal Funds Effective Rate

SOFR - Secured Overnight Financing Rate

GraniteShares 2x Long BABA Daily ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$–	$44,909,362	$–	$44,909,362
Total	$–	$44,909,362	$–	$44,909,362

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$50,696,063	$–	$50,696,063
Total	$–	$50,696,063	$–	$50,696,063

GraniteShares ETF Trust
Schedule of Investments
GraniteShares 2x Long META Daily ETF
March 31, 2026 (Unaudited)

Other Assets In Excess Of Liabilities - (100.00%)	$192,981,667	(a)

NET ASSETS (100.00%)	$192,981,667

(a)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation
Clear Street, LLC	Meta Platforms, Inc.	$151,959,920	OBFR01	100 bps	Monthly	Receive	10/19/2027	$163,330,528	$11,370,608
Goldman Sachs	Meta Platforms, Inc.	152,230,508	SOFRRATE	200 bps	Monthly	Receive	06/15/2026	148,982,652	(3,247,856)
Morgan Stanley	Meta Platforms, Inc.	15,239,312	SOFRRATE	350 bps	Monthly	Receive	12/21/2026	14,246,037	(993,275)
TD Cowen	Meta Platforms, Inc.	57,845,721	SOFRRATE	200 bps	Monthly	Receive	06/30/2026	58,711,981	866,260
TOTAL		$377,275,461						$385,271,198	$7,995,737

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate

SOFR - Secured Overnight Financing Rate

GraniteShares 2x Long META Daily ETF

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$12,236,868	$–	$12,236,868
Liabilities
Total Return Swap Contracts	$–	$(4,241,131)	$–	$(4,241,131)
Total	$–	$7,995,737	$–	$7,995,737

GraniteShares ETF Trust
Schedule of Investments
GraniteShares 2x Long NVDA Daily ETF
March 31, 2026 (Unaudited)

	Principal
Investments	Amount	Value
UNITED STATES TREASURY OBLIGATIONS - 259.01%(a)
United States Treasury Bill, 3.401% , 04/21/2026	$9,680,000,000	$9,660,502,834
TOTAL UNITED STATES TREASURY OBLIGATIONS
(Cost $9,661,710,221)		9,660,502,834

TOTAL INVESTMENTS - 259.01%
(Cost $9,661,710,221)		$9,660,502,834

Liabilities In Excess Of Other Assets - (159.01%)		(5,930,667,513	) (b)

NET ASSETS (100.00%)		$3,729,835,321

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation
Bank of America	NVIDIA Corp.	$31,278	OBFR01	300 bps	Monthly	Receive	01/29/2027	$52,320	$21,042
BMO Capital	NVIDIA Corp.	128,894,835	SOFRRATE	375 bps	At Termination	Receive	05/03/2027	230,190,560	101,295,725
Cantor Fitzgerald	NVIDIA Corp.	164,971,724	OBFR01	325 bps	Monthly	Receive	08/10/2026	164,319,680	(652,044)
Clear Street, LLC	NVIDIA Corp.	1,973,347,649	OBFR01	625 bps	Monthly	Receive	10/19/2027	4,426,650,448	2,453,302,799
Goldman Sachs	NVIDIA Corp.	156,628,183	SOFRRATE	300 bps	Monthly	Receive	05/05/2026	289,504,000	132,875,817
Natixis SA	NVIDIA Corp.	613,700,791	FEDL01	450 bps	Monthly	Receive	11/30/2026	1,221,316,224	607,615,433
Nomura Holdings, Inc.	NVIDIA Corp.	318,189,159	SOFRRATE	375 bps	Monthly	Receive	05/01/2026	315,001,280	(3,187,879)
TD Cowen	NVIDIA Corp.	275,387,100	SOFRRATE	200 bps	Monthly	Receive	06/30/2026	491,808,000	216,420,900
Wells Fargo	NVIDIA Corp.	89,073,765	FEDL01	300 bps	At Termination	Receive	01/05/2027	315,034,416	225,960,651
TOTAL		$3,720,224,484						$7,453,876,928	$3,733,652,444

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate

FEDL - Federal Funds Effective Rate

SOFR - Secured Overnight Financing Rate

GraniteShares 2x Long NVDA Daily ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$–	$9,660,502,834	$–	$9,660,502,834
Total	$–	$9,660,502,834	$–	$9,660,502,834

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$3,737,492,367	$–	$3,737,492,367
Liabilities
Total Return Swap Contracts	$–	$(3,839,923)	$–	$(3,839,923)
Total	$–	$3,733,652,444	$–	$3,733,652,444

GraniteShares ETF Trust
Schedule of Investments
GraniteShares 2x Long AAPL Daily ETF
March 31, 2026 (Unaudited)

	Principal
Investments	Amount	Value
UNITED STATES TREASURY OBLIGATIONS - 118.74%(a)
United States Treasury Bill, 3.401% , 04/21/2026	$19,000,000	$18,961,731
TOTAL UNITED STATES TREASURY OBLIGATIONS
(Cost $18,964,100)		18,961,731

TOTAL INVESTMENTS - 118.74%
(Cost $18,964,100)		$18,961,731

Liabilities In Excess Of Other Assets - (18.74%)		(2,992,129	) (b)

NET ASSETS (100.00%)		$15,969,602

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation
TD Cowen	Apple, Inc.	$25,098,025	SOFRRATE	100 bps	Monthly	Receive	06/30/2026	$31,895,058	$6,797,033
TOTAL		$25,098,025						$31,895,058	$6,797,033

Investment Abbreviations:

SOFR - Secured Overnight Financing Rate

GraniteShares 2x Long AAPL Daily ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$–	$18,961,731	$–	$18,961,731
Total	$–	$18,961,731	$–	$18,961,731

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$6,797,033	$–	$6,797,033
Total	$–	$6,797,033	$–	$6,797,033

GraniteShares ETF Trust
Schedule of Investments
GraniteShares 2x Long COIN Daily ETF
March 31, 2026 (Unaudited)

Other Assets In Excess Of Liabilities - (100.00%)	$490,791,926	(a)

NET ASSETS (100.00%)	$490,791,926

(a)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation
BMO Capital	Coinbase Global, Inc.	$115,107,338	SOFRRATE	600 bps	At Termination	Receive	10/07/2026	$119,275,916	$4,168,578
Clear Street, LLC	Coinbase Global, Inc.	375,523,518	OBFR01	700 bps	Monthly	Receive	01/11/2028	401,728,719	26,205,201
Goldman Sachs	Coinbase Global, Inc.	146,143,561	SOFRRATE	600 bps	Monthly	Receive	06/08/2026	155,979,113	9,835,552
Natixis SA	Coinbase Global, Inc.	73,264,918	FEDL01	750 bps	Monthly	Receive	02/26/2027	78,923,720	5,658,802
Nomura Holdings, Inc.	Coinbase Global, Inc.	72,249,172	SOFRRATE	950 bps	Monthly	Receive	05/01/2026	76,750,349	4,501,177
TD Cowen	Coinbase Global, Inc.	142,705,633	SOFRRATE	200 bps	Monthly	Receive	06/30/2026	148,348,656	5,643,023
TOTAL		$924,994,140						$981,006,473	$56,012,333

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate
FEDL - Federal Funds Effective Rate
SOFR - Secured Overnight Financing Rate

GraniteShares 2x Long COIN Daily ETF

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$56,012,333	$–	$56,012,333
Total	$–	$56,012,333	$–	$56,012,333

GraniteShares ETF Trust
Schedule of Investments
GraniteShares 1.25x Long TSLA Daily ETF
March 31, 2026 (Unaudited)

Other Assets In Excess Of Liabilities - (100.00%)	$43,471,577	(a)

NET ASSETS (100.00%)	$43,471,577

(a)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation
TD Cowen	Tesla, Inc.	$52,791,803	SOFRRATE	100 bps	Monthly	Receive	06/30/2026	$54,339,441	$1,547,638
TOTAL		$52,791,803						$54,339,441	$1,547,638

Investment Abbreviations:

SOFR - Secured Overnight Financing Rate

GraniteShares 1.25x Long TSLA Daily ETF

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$1,547,638	$–	$1,547,638
Total	$–	$1,547,638	$–	$1,547,638

GraniteShares ETF Trust
Schedule of Investments
GraniteShares 2x Short NVDA Daily ETF
March 31, 2026 (Unaudited)

Other Assets In Excess Of Liabilities - (100.00%)	$88,743,364	(a)

NET ASSETS (100.00%)	$88,743,364

(a)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation
Clear Street, LLC	NVIDIA Corp.	$(65,339,742)	OBFR01	(30) bps	Monthly	Pay	01/19/2028	$(56,435,840)	$8,903,902
Goldman Sachs	NVIDIA Corp.	(86,549,809)	SOFRRATE	(40) bps	Monthly	Pay	06/16/2026	(82,648,160)	3,901,649
TD Cowen	NVIDIA Corp.	(45,039,831)	SOFRRATE	(100) bps	Monthly	Pay	06/30/2026	(38,437,760)	6,602,071
TOTAL		$(196,929,382)						$(177,521,760)	$19,407,622

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate
SOFR - Secured Overnight Financing Rate

GraniteShares 2x Short NVDA Daily ETF

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$19,407,622	$–	$19,407,622
Total	$–	$19,407,622	$–	$19,407,622

GraniteShares ETF Trust
Schedule of Investments
GraniteShares 2x Long TSLA Daily ETF
March 31, 2026 (Unaudited)

	Principal
Investments	Amount	Value
UNITED STATES TREASURY OBLIGATIONS - 77.51%(a)
United States Treasury Bill, 3.401% , 04/21/2026	$92,000,000	$91,814,696
TOTAL UNITED STATES TREASURY OBLIGATIONS
(Cost $91,826,172)		91,814,696

TOTAL INVESTMENTS - 77.51%
(Cost $91,826,172)		$91,814,696

Other Assets In Excess Of Liabilities - 22.49%		26,638,117	(b)

NET ASSETS (100.00%)		$118,452,813

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation / (Depreciation)
Bank of America	Tesla, Inc.	$8,357,127	OBFR01	300 bps	Monthly	Receive	04/30/2026	$13,680,400	$5,323,273
Clear Street, LLC	Tesla, Inc.	123,734	OBFR01	125 bps	Monthly	Receive	08/25/2026	148,700	24,966
J.P. Morgan	Tesla, Inc.	12,049,237	OBFR01	350 bps	At Termination	Receive	04/22/2027	12,044,700	(4,537)
TD Cowen	Tesla, Inc.	68,017,517	SOFRRATE	200 bps	Monthly	Receive	06/30/2026	106,023,100	38,005,583
Wells Fargo	Tesla, Inc.	67,379,988	FEDL01	200 bps	At Termination	Receive	03/30/2027	105,019,375	37,639,387
TOTAL		$155,927,603						$236,916,275	$80,988,672

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate
FEDL - Federal Funds Effective Rate
SOFR - Secured Overnight Financing Rate

GraniteShares 2x Long TSLA Daily ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$–	$91,814,696	$–	$91,814,696
Total	$–	$91,814,696	$–	$91,814,696

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$80,993,209	$–	$80,993,209
Liabilities
Total Return Swap Contracts	$–	$(4,537)	$–	$(4,537)
Total	$–	$80,988,672	$–	$80,988,672

GraniteShares ETF Trust
Schedule of Investments
GraniteShares 2x Short TSLA Daily ETF
March 31, 2026 (Unaudited)

	Principal
Investments	Amount	Value
UNITED STATES TREASURY OBLIGATIONS - 6.40%(a)
United States Treasury Bill, 3.401% , 04/21/2026	$4,000,000	$3,991,943
TOTAL UNITED STATES TREASURY OBLIGATIONS
(Cost $3,992,442)		3,991,943

TOTAL INVESTMENTS - 6.40%
(Cost $3,992,442)		$3,991,943

Other Assets In Excess Of Liabilities - 93.60%		58,391,496	(b)

NET ASSETS (100.00%)		$62,383,439

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation
Bank of America	Tesla, Inc.	$(80,130,836)	OBFR01	(100) bps	Monthly	Pay	04/30/2026	$(71,859,275)	$8,271,561
Cantor Fitzgerald	Tesla, Inc.	(36,101,257)	OBFR01	(350) bps	Monthly	Pay	04/10/2026	(28,550,400)	7,550,857
Clear Street, LLC	Tesla, Inc.	(28,537,175)	OBFR01	(30) bps	Monthly	Pay	04/21/2026	(24,238,100)	4,299,075
Goldman Sachs	Tesla, Inc.	(43,888)	SOFRRATE	(40) bps	Monthly	Pay	04/14/2026	(37,175)	6,713
TD Cowen	Tesla, Inc.	(136,331)	SOFRRATE	(100) bps	Monthly	Pay	06/30/2026	(111,525)	24,806
TOTAL		$(144,949,487)						$(124,796,475)	$20,153,012

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate
SOFR - Secured Overnight Financing Rate

GraniteShares 2x Short TSLA Daily ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$–	$3,991,943	$–	$3,991,943
Total	$–	$3,991,943	$–	$3,991,943

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$20,153,012	$–	$20,153,012
Total	$–	$20,153,012	$–	$20,153,012

GraniteShares ETF Trust
Schedule of Investments
GraniteShares 2x Long AMD Daily ETF
March 31, 2026 (Unaudited)

	Principal
Investments	Amount	Value
UNITED STATES TREASURY OBLIGATIONS - 174.91%(a)
United States Treasury Bill, 3.401% , 04/21/2026	$959,000,000	$957,068,411
TOTAL UNITED STATES TREASURY OBLIGATIONS
(Cost $957,188,027)		957,068,411

TOTAL INVESTMENTS - 174.91%
(Cost $957,188,027)		$957,068,411

Liabilities In Excess Of Other Assets - (74.91%)		(409,894,699	) (b)

NET ASSETS (100.00%)		$547,173,712

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation
Cantor Fitzgerald	Advanced Micro Devices, Inc.	$91,970,544	OBFR01	650 bps	Monthly	Receive	05/07/2026	$223,691,628	$131,721,084
Clear Street, LLC	Advanced Micro Devices, Inc.	103,746,526	OBFR01	100 bps	Monthly	Receive	04/07/2026	211,343,427	107,596,901
Nomura Holdings, Inc.	Advanced Micro Devices, Inc.	160,946,467	SOFRRATE	275 bps	Monthly	Receive	05/01/2026	260,207,313	99,260,846
TD Cowen	Advanced Micro Devices, Inc.	99,230,852	SOFRRATE	200 bps	Monthly	Receive	06/30/2026	205,342,242	106,111,390
Wells Fargo	Advanced Micro Devices, Inc.	133,791,525	FEDL01	200 bps	At Termination	Receive	03/30/2027	192,709,239	58,917,714
TOTAL		$589,685,914						$1,093,293,849	$503,607,935

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate
FEDL - Federal Funds Effective Rate
SOFR - Secured Overnight Financing Rate

GraniteShares 2x Long AMD Daily ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$–	$957,068,411	$–	$957,068,411
Total	$–	$957,068,411	$–	$957,068,411

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$503,607,935	$–	$503,607,935
Total	$–	$503,607,935	$–	$503,607,935

GraniteShares ETF Trust
Schedule of Investments
GraniteShares 2x Long AMZN Daily ETF
March 31, 2026 (Unaudited)

Other Assets In Excess Of Liabilities - (100.00%)	$42,679,018	(a)

NET ASSETS (100.00%)	$42,679,018

(a)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation
TD Cowen	Amazon.com, Inc.	$79,872,320	SOFRRATE	100 bps	Monthly	Receive	06/30/2026	$85,253,450	$5,381,130
TOTAL		$79,872,320						$85,253,450	$5,381,130

Investment Abbreviations:

SOFR - Secured Overnight Financing Rate

GraniteShares 2x Long AMZN Daily ETF

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$5,381,130	$–	$5,381,130
Total	$–	$5,381,130	$–	$5,381,130

GraniteShares ETF Trust
Schedule of Investments
GraniteShares 2x Long MSFT Daily ETF
March 31, 2026 (Unaudited)

Other Assets In Excess Of Liabilities - (100.00%)	$82,133,294	(a)

NET ASSETS (100.00%)	$82,133,294

(a)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Depreciation
Bank of America	Microsoft Corp.	$34,923,749	OBFR01	275 bps	Monthly	Receive	03/31/2027	$33,426,351	$(1,497,398)
TD Cowen	Microsoft Corp.	144,332,694	SOFRRATE	100 bps	Monthly	Receive	06/30/2026	130,616,335	(13,716,359)
TOTAL		$179,256,443						$164,042,686	$(15,213,757)

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate
SOFR - Secured Overnight Financing Rate

GraniteShares 2x Long MSFT Daily ETF

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Total Return Swap Contracts	$–	$(15,213,757)	$–	$(15,213,757)
Total	$–	$(15,213,757)	$–	$(15,213,757)

GraniteShares ETF Trust
Schedule of Investments
GraniteShares 2x Short COIN Daily ETF
March 31, 2026 (Unaudited)

	Principal
Investments	Amount	Value
UNITED STATES TREASURY OBLIGATIONS - 405.47%(a)
United States Treasury Bill, 3.401% , 04/21/2026	$68,000,000	$67,863,036
TOTAL UNITED STATES TREASURY OBLIGATIONS
(Cost $67,871,518)		67,863,036

TOTAL INVESTMENTS - 405.47%
(Cost $67,871,518)		$67,863,036

Liabilities In Excess Of Other Assets - (305.47%)		(51,126,443	) (b)

NET ASSETS (100.00%)		$16,736,593

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation
Marex Derivative Products, Inc.	Coinbase Global, Inc.	$(21,509,403)	OBFR01	(350) bps	Monthly	Pay	06/05/2026	$(19,387,298)	$2,122,105
Nomura Holdings, Inc.	Coinbase Global, Inc.	(29,544,483)	SOFRRATE	(1400) bps	Monthly	Pay	09/02/2026	(14,108,488)	15,435,995
TOTAL		$(51,053,886)						$(33,495,786)	$17,558,100

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate

SOFR - Secured Overnight Financing Rate

GraniteShares 2x Short COIN Daily ETF
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$–	$67,863,036	$–	$67,863,036
Total	$–	$67,863,036	$–	$67,863,036

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$17,558,100	$–	$17,558,100
Total	$–	$17,558,100	$–	$17,558,100

GraniteShares ETF Trust
Schedule of Investments
GraniteShares 2x Long PLTR Daily ETF
March 31, 2026 (Unaudited)

	Principal
Investments	Amount	Value
UNITED STATES TREASURY OBLIGATIONS - 192.33%(a)
United States Treasury Bill, 3.401% , 04/21/2026	$821,000,000	$819,346,366
TOTAL UNITED STATES TREASURY OBLIGATIONS
(Cost $819,448,770)		819,346,366

TOTAL INVESTMENTS - 192.33%
(Cost $819,448,770)		$819,346,366

Liabilities In Excess Of Other Assets - (92.33%)		(393,338,042	) (b)

NET ASSETS (100.00%)		$426,008,324

(a)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation / (Depreciation)
BMO Capital	Palantir Technologies, Inc.	$109,747,624	SOFRRATE	750 bps	At Termination	Receive	12/01/2026	$239,765,061	$130,017,437
Clear Street, LLC	Palantir Technologies, Inc.	139,041,374	OBFR01	250 bps	Monthly	Receive	01/19/2028	312,966,060	173,924,686
Nomura Holdings, Inc.	Palantir Technologies, Inc.	55,573,348	SOFRRATE	375 bps	Monthly	Receive	04/12/2027	58,263,324	2,689,976
TD Cowen	Palantir Technologies, Inc.	100,681,899	SOFRRATE	200 bps	Monthly	Receive	06/30/2026	205,207,582	104,525,683
Wells Fargo	Palantir Technologies, Inc.	34,431,316	FEDL01	250 bps	At Termination	Receive	05/10/2027	34,536,708	105,392
TOTAL		$439,475,561						$850,738,735	$411,263,174

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate

FEDL - Federal Funds Effective Rate

SOFR - Secured Overnight Financing Rate

GraniteShares 2x Long PLTR Daily ETF
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$–	$819,346,366	$–	$819,346,366
Total	$–	$819,346,366	$–	$819,346,366

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$411,263,174	$–	$411,263,174
Total	$–	$411,263,174	$–	$411,263,174

GraniteShares ETF Trust
Schedule of Investments
GraniteShares 2x Long UBER Daily ETF
March 31, 2026 (Unaudited)

Other Assets In Excess Of Liabilities - (100.00%)	$16,186,219	(a)

NET ASSETS (100.00%)	$16,186,219

(a)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation
TD Cowen	Uber Technologies, Inc.	$29,360,767	SOFRRATE	100 bps	Monthly	Receive	06/30/2026	$32,340,519	$2,979,752
TOTAL		$29,360,767						$32,340,519	$2,979,752

Investment Abbreviations:

SOFR - Secured Overnight Financing Rate

GraniteShares 2x Long UBER Daily ETF
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$2,979,752	$–	$2,979,752
Total	$–	$2,979,752	$–	$2,979,752

GraniteShares ETF Trust
Schedule of Investments
GraniteShares 2x Long MU Daily ETF
March 31, 2026 (Unaudited)

	Principal
Investments	Amount	Value
UNITED STATES TREASURY OBLIGATIONS - 70.05%(a)
United States Treasury Bill, 3.401% , 04/21/2026	$136,000,000	$135,726,073
TOTAL UNITED STATES TREASURY OBLIGATIONS
(Cost $135,743,036)		135,726,073

TOTAL INVESTMENTS - 70.05%
(Cost $135,743,036)		$135,726,073

Other Assets In Excess Of Liabilities - 29.95%		58,029,900	(b)

NET ASSETS (100.00%)		$193,755,973

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation
Morgan Stanley	Micron Technology, Inc.	$48,019,439	SOFRRATE	600 bps	Monthly	Receive	02/26/2027	$43,513,792	$(4,505,647)
Nomura Holdings, Inc.	Micron Technology, Inc.	270,087,563	SOFRRATE	300 bps	Monthly	Receive	01/12/2027	342,423,137	72,335,574
TOTAL		$318,107,002						$385,936,929	$67,829,927

Investment Abbreviations:

SOFR - Secured Overnight Financing Rate

GraniteShares 2x Long MU Daily ETF
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$–	$135,726,073	$–	$135,726,073
Total	$–	$135,726,073	$–	$135,726,073

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$72,335,574	$–	$72,335,574
Liabilities
Total Return Swap Contracts	$–	$(4,505,647)	$–	$(4,505,647)
Total	$–	$67,829,927	$–	$67,829,927

GraniteShares ETF Trust
Schedule of Investments
GraniteShares 2x Long TSM Daily ETF
March 31, 2026 (Unaudited)

	Principal
Investments	Amount	Value
UNITED STATES TREASURY OBLIGATIONS - 229.59%(a)
United States Treasury Bill, 3.401% , 04/21/2026	$88,000,000	$87,822,753
TOTAL UNITED STATES TREASURY OBLIGATIONS
(Cost $87,833,729)		87,822,753

TOTAL INVESTMENTS - 229.59%
(Cost $87,833,729)		$87,822,753

Liabilities In Excess Of Other Assets - (129.59%)		(49,571,005	) (b)

NET ASSETS (100.00%)		$38,251,748

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation
Nomura Holdings, Inc.	Taiwan Semiconductor Manufacturing Co., Ltd	$52,185,008	SOFRRATE	350 bps	Monthly	Receive	01/12/2027	$76,373,658	$24,188,650
TOTAL		$52,185,008						$76,373,658	$24,188,650

Investment Abbreviations:

SOFR - Secured Overnight Financing Rate

GraniteShares 2x Long TSM Daily ETF
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$–	$87,822,753	$–	$87,822,753
Total	$–	$87,822,753	$–	$87,822,753

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$24,188,650	$–	$24,188,650
Total	$–	$24,188,650	$–	$24,188,650

GraniteShares ETF Trust
Schedule of Investments
GraniteShares 2x Long CRWD Daily ETF
March 31, 2026 (Unaudited)

Other Assets In Excess Of Liabilities - (100.00%)	$33,992,410	(a)

NET ASSETS (100.00%)	$33,992,410

(a)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation
Nomura Holdings, Inc.	Crowdstrike Holdings, Inc.	$63,774,455	SOFRRATE	600 bps	Monthly	Receive	01/12/2027	$67,834,909	$4,060,454
TOTAL		$63,774,455						$67,834,909	$4,060,454

Investment Abbreviations:

SOFR - Secured Overnight Financing Rate

GraniteShares 2x Long CRWD Daily ETF
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$4,060,454	$–	$4,060,454
Total	$–	$4,060,454	$–	$4,060,454

GraniteShares ETF Trust
Schedule of Investments
GraniteShares 2x Long SMCI Daily ETF
March 31, 2026 (Unaudited)

Other Assets In Excess Of Liabilities - (100.00%)	$32,640,306	(a)

NET ASSETS (100.00%)	$32,640,306

(a)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation
Cantor Fitzgerald	Super Micro Computer, Inc.	$11,535,147	OBFR01	900 bps	Monthly	Receive	04/26/2027	$11,815,353	$280,206
Clear Street, LLC	Super Micro Computer, Inc.	8,783,003	OBFR01	600 bps	Monthly	Receive	06/16/2026	8,959,995	176,992
Marex Derivative Products, Inc.	Super Micro Computer, Inc.	17,332,756	OBFR01	500 bps	Monthly	Receive	03/28/2028	18,858,114	1,525,358
Nomura Holdings, Inc.	Super Micro Computer, Inc.	24,856,230	SOFRRATE	1750 bps	Monthly	Receive	04/27/2027	25,460,025	603,795
TOTAL		$62,507,136						$65,093,487	$2,586,351

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate

SOFR - Secured Overnight Financing Rate

GraniteShares 2x Long SMCI Daily ETF
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$2,586,351	$–	$2,586,351
Total	$–	$2,586,351	$–	$2,586,351

GraniteShares ETF Trust
Schedule of Investments
GraniteShares 2x Long QCOM Daily ETF
March 31, 2026 (Unaudited)

Other Assets In Excess Of Liabilities - (100.00%)	$9,340,908	(a)

NET ASSETS (100.00%)	$9,340,908

(a)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Depreciation
TD Cowen	QUALCOMM, Inc.	$21,299,157	SOFRRATE	100 bps	Monthly	Receive	06/30/2026	$18,674,388	$(2,624,769)
TOTAL		$21,299,157						$18,674,388	$(2,624,769)

Investment Abbreviations:

SOFR - Secured Overnight Financing Rate

GraniteShares 2x Long QCOM Daily ETF
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Total Return Swap Contracts	$–	$(2,624,769)	$–	$(2,624,769)
Total	$–	$(2,624,769)	$–	$(2,624,769)

GraniteShares ETF Trust
Schedule of Investments
GraniteShares 2x Long DELL Daily ETF
March 31, 2026 (Unaudited)

	Principal
Investments	Amount	Value
UNITED STATES TREASURY OBLIGATIONS - 266.49%(a)
United States Treasury Bill, 3.401% , 04/21/2026	$45,000,000	$44,909,362
TOTAL UNITED STATES TREASURY OBLIGATIONS
(Cost $44,914,975)		44,909,362

TOTAL INVESTMENTS - 266.49%
(Cost $44,914,975)		$44,909,362

Liabilities In Excess Of Other Assets - (166.49%)		(28,056,850	) (b)

NET ASSETS (100.00%)		$16,852,512

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation
TD Cowen	Dell Technologies, Inc.	$21,199,603	SOFRRATE	100 bps	Monthly	Receive	06/30/2026	$33,713,943	$12,514,340
TOTAL		$21,199,603						$33,713,943	$12,514,340

Investment Abbreviations:

SOFR - Secured Overnight Financing Rate

GraniteShares 2x Long DELL Daily ETF
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$–	$44,909,362	$–	$44,909,362
Total	$–	$44,909,362	$–	$44,909,362

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$12,514,340	$–	$12,514,340
Total	$–	$12,514,340	$–	$12,514,340

GraniteShares ETF Trust
Schedule of Investments
GraniteShares 2x Long INTC Daily ETF
March 31, 2026 (Unaudited)

	Principal
Investments	Amount	Value
UNITED STATES TREASURY OBLIGATIONS - 252.04%(a)
United States Treasury Bill, 3.401% , 04/21/2026	$214,000,000	$213,568,968
TOTAL UNITED STATES TREASURY OBLIGATIONS
(Cost $213,595,660)		213,568,968

TOTAL INVESTMENTS - 252.04%
(Cost $213,595,660)		$213,568,968

Liabilities In Excess Of Other Assets - (152.04%)		(128,831,620	) (b)

NET ASSETS (100.00%)		$84,737,348

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation
Cantor Fitzgerald	Intel Corp.	$45,601,755	OBFR01	400 bps	Monthly	Receive	10/27/2026	$56,712,743	$11,110,988
TD Cowen	Intel Corp.	57,749,690	SOFRRATE	200 bps	Monthly	Receive	07/01/2026	112,760,976	55,011,286
TOTAL		$103,351,445						$169,473,719	$66,122,274

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate

SOFR - Secured Overnight Financing Rate

GraniteShares 2x Long INTC Daily ETF
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$–	$213,568,968	$–	$213,568,968
Total	$–	$213,568,968	$–	$213,568,968

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$66,122,274	$–	$66,122,274
Total	$–	$66,122,274	$–	$66,122,274

GraniteShares ETF Trust
Schedule of Investments
GraniteShares 2x Long MARA Daily ETF
March 31, 2026 (Unaudited)

	Principal
Investments	Amount	Value
UNITED STATES TREASURY OBLIGATIONS - 17.40%(a)
United States Treasury Bill, 3.401% , 04/21/2026	$7,000,000	$6,985,901
TOTAL UNITED STATES TREASURY OBLIGATIONS
(Cost $6,986,774)		6,985,901

TOTAL INVESTMENTS - 17.40%
(Cost $6,986,774)		$6,985,901

Other Assets In Excess Of Liabilities - 82.60%		33,173,343	(b)

NET ASSETS (100.00%)		$40,159,244

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation
Cantor Fitzgerald	MARA Holdings, Inc.	$1,014	OBFR01	1600 bps	Monthly	Receive	12/22/2026	$816	$(198)
Clear Street, LLC	MARA Holdings, Inc.	18,771,493	OBFR01	200 bps	Monthly	Receive	08/19/2026	19,170,288	398,795
Marex Derivative Products, Inc.	MARA Holdings, Inc.	50,274,601	OBFR01	550 bps	Monthly	Receive	04/06/2029	60,957,020	10,682,419
Natixis SA	MARA Holdings, Inc.	9,620	FEDL01	1100 bps	Monthly	Receive	11/02/2026	4,080	(5,540)
Nomura Holdings, Inc.	MARA Holdings, Inc.	10,123	SOFRRATE	1750 bps	Monthly	Receive	11/16/2026	4,080	(6,043)
TOTAL		$69,066,851						$80,136,284	$11,069,433

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate

FEDL - Federal Funds Effective Rate

SOFR - Secured Overnight Financing Rate

GraniteShares 2x Long MARA Daily ETF
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$–	$6,985,901	$–	$6,985,901
Total	$–	$6,985,901	$–	$6,985,901

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$11,081,214	$–	$11,081,214
Liabilities
Total Return Swap Contracts	$–	$(11,781)	$–	$(11,781)
Total	$–	$11,069,433	$–	$11,069,433

GraniteShares ETF Trust
Schedule of Investments
GraniteShares 2x Long MRVL Daily ETF
March 31, 2026 (Unaudited)

	Principal
Investments	Amount	Value
UNITED STATES TREASURY OBLIGATIONS - 142.60%(a)
United States Treasury Bill, 3.401% , 04/21/2026	$91,000,000	$90,816,711
TOTAL UNITED STATES TREASURY OBLIGATIONS
(Cost $90,828,062)		90,816,711

TOTAL INVESTMENTS - 142.60%
(Cost $90,828,062)		$90,816,711

Liabilities In Excess Of Other Assets - (42.60%)		(27,129,804	) (b)

NET ASSETS (100.00%)		$63,686,907

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation
Cantor Fitzgerald	Marvell Technology, Inc.	$4,668,906	OBFR01	300 bps	Monthly	Receive	10/05/2026	$7,418,845	$2,749,939
Marex Derivative Products, Inc.	Marvell Technology, Inc.	89,512,730	OBFR01	400 bps	Monthly	Receive	04/06/2029	119,681,521	30,168,791
TOTAL		$94,181,636						$127,100,366	$32,918,730

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate

GraniteShares 2x Long MRVL Daily ETF
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$–	$90,816,711	$–	$90,816,711
Total	$–	$90,816,711	$–	$90,816,711

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$32,918,730	$–	$32,918,730
Total	$–	$32,918,730	$–	$32,918,730

GraniteShares ETF Trust
Schedule of Investments
GraniteShares 2x Long IONQ Daily ETF
March 31, 2026 (Unaudited)

Other Assets In Excess Of Liabilities - (100.00%)	$33,769,984	(a)

NET ASSETS (100.00%)	$33,769,984

(a)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation
Marex Derivative Products, Inc.	IonQ, Inc.	$64,696,333	OBFR01	550 bps	Monthly	Receive	04/25/2026	$67,526,318	$2,829,985
TOTAL		$64,696,333						$67,526,318	$2,829,985

Investment Abbreviations:
OBFR - Overnight Bank Funding Rate

GraniteShares 2x Long IONQ Daily ETF
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$2,829,985	$–	$2,829,985
Total	$–	$2,829,985	$–	$2,829,985

GraniteShares ETF Trust
Schedule of Investments
GraniteShares 2x Long VRT Daily ETF
March 31, 2026 (Unaudited)

Investments	Principal Amount	Value
UNITED STATES TREASURY OBLIGATIONS - 474.82%(a)
United States Treasury Bill, 3.401% , 04/21/2026	$140,000,000	$139,718,016
TOTAL UNITED STATES TREASURY OBLIGATIONS
(Cost $139,735,478)		139,718,016

TOTAL INVESTMENTS - 474.82%
(Cost $139,735,478)		$139,718,016

Liabilities In Excess Of Other Assets - (374.82%)		(110,292,948	)(b)

NET ASSETS (100.00%)		$29,425,068

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation
Marex Derivative Products, Inc.	Vertiv Holdings Co.	$27,000,496	OBFR01	400 bps	Monthly	Receive	04/25/2026	$58,708,138	$31,707,642
TOTAL		$27,000,496						$58,708,138	$31,707,642

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate

GraniteShares 2x Long VRT Daily ETF
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$–	$139,718,016	$–	$139,718,016
Total	$–	$139,718,016	$–	$139,718,016

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$31,707,642	$–	$31,707,642
Total	$–	$31,707,642	$–	$31,707,642

GraniteShares ETF Trust
Schedule of Investments
GraniteShares 2x Long RDDT Daily ETF
March 31, 2026 (Unaudited)

Other Assets In Excess Of Liabilities - (100.00%)	$50,956,313	(a)

NET ASSETS (100.00%)	$50,956,313

(a)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation
Marex Derivative Products, Inc.	Reddit, Inc.	$96,441,346	OBFR01	400 bps	Monthly	Receive	04/25/2026	$102,033,865	$5,592,519
TOTAL		$96,441,346						$102,033,865	$5,592,519

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate

GraniteShares 2x Long RDDT Daily ETF
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$5,592,519	$–	$5,592,519
Total	$–	$5,592,519	$–	$5,592,519

GraniteShares ETF Trust
Schedule of Investments
GraniteShares 2x Long LCID Daily ETF
March 31, 2026 (Unaudited)

Other Assets In Excess Of Liabilities - (100.00%)	$4,133,455	(a)

NET ASSETS (100.00%)	$4,133,455

(a)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation
Marex Derivative Products, Inc.	Lucid Group, Inc.	$7,950,326	OBFR01	400 bps	Monthly	Receive	05/22/2026	$8,267,732	$317,406
TOTAL		$7,950,326						$8,267,732	$317,406

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate

GraniteShares 2x Long LCID Daily ETF
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$317,406	$–	$317,406
Total	$–	$317,406	$–	$317,406

GraniteShares ETF Trust
Schedule of Investments
GraniteShares 2x Long RIVN Daily ETF
March 31, 2026 (Unaudited)

	Principal
Investments	Amount	Value
UNITED STATES TREASURY OBLIGATIONS - 38.92%(a)
United States Treasury Bill, 3.401% , 04/21/2026	$3,000,000	$2,993,957
TOTAL UNITED STATES TREASURY OBLIGATIONS
(Cost $2,994,332)		2,993,957

TOTAL INVESTMENTS - 38.92%
(Cost $2,994,332)		$2,993,957

Other Assets In Excess Of Liabilities - 61.08%		4,698,129	(b)

NET ASSETS (100.00%)		$7,692,086

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation
Marex Derivative Products, Inc.	Rivian Automotive, Inc.	$13,490,055	OBFR01	350 bps	Monthly	Receive	05/22/2026	$15,372,687	$1,882,632
TOTAL		$13,490,055						$15,372,687	$1,882,632

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate

GraniteShares 2x Long RIVN Daily ETF
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$–	$2,993,957	$–	$2,993,957
Total	$–	$2,993,957	$–	$2,993,957

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$1,882,632	$–	$1,882,632
Total	$–	$1,882,632	$–	$1,882,632

GraniteShares ETF Trust
Schedule of Investments
GraniteShares 2x Long MSTR Daily ETF
March 31, 2026 (Unaudited)

Other Assets In Excess Of Liabilities - (100.00%)	$6,407,495	(a)

NET ASSETS (100.00%)	$6,407,495

(a)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation
Marex Derivative Products, Inc.	MicroStrategy, Inc.	$12,053,934	OBFR01	650 bps	Monthly	Receive	07/10/2026	$12,805,354	$751,420
TOTAL		$12,053,934						$12,805,354	$751,420

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate

GraniteShares 2x Long MSTR Daily ETF
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$751,420	$–	$751,420
Total	$–	$751,420	$–	$751,420

GraniteShares ETF Trust
Schedule of Investments
GraniteShares 2x Short MSTR Daily ETF
March 31, 2026 (Unaudited)

	Principal
Investments	Amount	Value
UNITED STATES TREASURY OBLIGATIONS - 513.34%(a)
United States Treasury Bill, 3.401% , 04/21/2026	$14,000,000	$13,971,802
TOTAL UNITED STATES TREASURY OBLIGATIONS
(Cost $13,973,548)		13,971,802

TOTAL INVESTMENTS - 513.34%
(Cost $13,973,548)		$13,971,802

Liabilities In Excess Of Other Assets - (413.34%)		(11,250,040	)(b)

NET ASSETS (100.00%)		$2,721,762

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Fixed Rate	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation
Marex Derivative Products, Inc.	MicroStrategy, Inc.	$(8,108,739)	(200) bps	Monthly	Pay	07/10/2026	$(5,444,150)	$2,664,589
TOTAL		$(8,108,739)					$(5,444,150)	$2,664,589

GraniteShares 2x Short MSTR Daily ETF
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$–	$13,971,802	$–	$13,971,802
Total	$–	$13,971,802	$–	$13,971,802

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$2,664,589	$–	$2,664,589
Total	$–	$2,664,589	$–	$2,664,589

GraniteShares ETF Trust
Schedule of Investments
GraniteShares 2x Long NOW Daily ETF
March 31, 2026 (Unaudited)

Other Assets In Excess Of Liabilities - (100.00%)	$31,195,780	(a)

NET ASSETS (100.00%)	$31,195,780

(a)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Depreciation
Cantor Fitzgerald	ServiceNow, Inc.	$64,932,082	OBFR01	500 bps	Monthly	Receive	09/14/2026	$62,257,120	$(2,674,962)
TOTAL		$64,932,082						$62,257,120	$(2,674,962)

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate

GraniteShares 2x Long NOW Daily ETF
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Total Return Swap Contracts	$–	$(2,674,962)	$–	$(2,674,962)
Total	$–	$(2,674,962)	$–	$(2,674,962)

GraniteShares ETF Trust
Schedule of Investments
GraniteShares 2x Long PDD Daily ETF
March 31, 2026 (Unaudited)

Other Assets In Excess Of Liabilities - (100.00%)	$9,361,757	(a)

NET ASSETS (100.00%)	$9,361,757

(a)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Depreciation
Cantor Fitzgerald	PDD Holdings, Inc.	$18,869,107	OBFR01	200 bps	Monthly	Receive	08/17/2026	$18,708,954	$(160,153)
TOTAL		$18,869,107						$18,708,954	$(160,153)

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate

GraniteShares 2x Long PDD Daily ETF
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Total Return Swap Contracts	$–	$(160,153)	$–	$(160,153)
Total	$–	$(160,153)	$–	$(160,153)

GraniteShares ETF Trust
Schedule of Investments
GraniteShares 2x Long AVGO Daily ETF
March 31, 2026 (Unaudited)

Other Assets In Excess Of Liabilities - (100.00%)	$15,638,184	(a)

NET ASSETS (100.00%)	$15,638,184

(a)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Depreciation
Cantor Fitzgerald	Broadcom, Inc.	$32,446,833	OBFR01	200 bps	Monthly	Receive	08/17/2026	$31,232,345	$(1,214,488)
TOTAL		$32,446,833						$31,232,345	$(1,214,488)

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate

GraniteShares 2x Long AVGO Daily ETF
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Total Return Swap Contracts	$–	$(1,214,488)	$–	$(1,214,488)
Total	$–	$(1,214,488)	$–	$(1,214,488)

GraniteShares ETF Trust
Schedule of Investments
GraniteShares 2x Long ETOR Daily ETF
March 31, 2026 (Unaudited)

Other Assets In Excess Of Liabilities - (100.00%)	$1,116,946	(a)

NET ASSETS (100.00%)	$1,116,946

(a)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation
Marex Derivative Products, Inc.	eToro Group, Ltd.	$2,017,007	OBFR01	400 bps	Monthly	Receive	10/03/2026	$2,230,809	$213,802
TOTAL		$2,017,007						$2,230,809	$213,802

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate

GraniteShares 2x Long ETOR Daily ETF
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$213,802	$–	$213,802
Total	$–	$213,802	$–	$213,802

GraniteShares ETF Trust
Schedule of Investments
GraniteShares 2x Long BULL Daily ETF
March 31, 2026 (Unaudited)

Other Assets In Excess Of Liabilities - (100.00%)	$728,768	(a)

NET ASSETS (100.00%)	$728,768

(a)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Depreciation
Marex Derivative Products, Inc.	Webull Corp.	$1,552,312	OBFR01	500 bps	Monthly	Receive	10/03/2026	$1,455,422	$(96,890)
TOTAL		$1,552,312						$1,455,422	$(96,890)

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate

GraniteShares 2x Long BULL Daily ETF
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Total Return Swap Contracts	$–	$(96,890)	$–	$(96,890)
Total	$–	$(96,890)	$–	$(96,890)

GraniteShares ETF Trust
Schedule of Investments
GraniteShares 2x Long ISRG Daily ETF
March 31, 2026 (Unaudited)

Other Assets In Excess Of Liabilities - (100.00%)	$2,885,957	(a)

NET ASSETS (100.00%)	$2,885,957

(a)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation
Clear Street, LLC	Intuitive Surgical, Inc.	$5,719,465	OBFR01	125 bps	Monthly	Receive	10/19/2027	$5,761,453	$41,988
TOTAL		$5,719,465						$5,761,453	$41,988

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate

GraniteShares 2x Long ISRG Daily ETF
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$41,988	$–	$41,988
Total	$–	$41,988	$–	$41,988

GraniteShares ETF Trust
Schedule of Investments
GraniteShares 2x Long NBIS Daily ETF
March 31, 2026 (Unaudited)

	Principal
Investments	Amount	Value
UNITED STATES TREASURY OBLIGATIONS - 6.69%(a)
United States Treasury Bill, 3.401% , 04/21/2026	$4,000,000	$3,991,943
TOTAL UNITED STATES TREASURY OBLIGATIONS
(Cost $3,992,442)		3,991,943

TOTAL INVESTMENTS - 6.69%
(Cost $3,992,442)		$3,991,943

Other Assets In Excess Of Liabilities - 93.31%		55,674,680	(b)

NET ASSETS (100.00%)		$59,666,623

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation
Clear Street, LLC	Nebius Group NV	$103,039,520	OBFR01	300 bps	Monthly	Receive	10/19/2027	$119,082,654	$16,043,134
TOTAL		$103,039,520						$119,082,654	$16,043,134

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate

GraniteShares 2x Long NBIS Daily ETF
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$–	$3,991,943	$–	$3,991,943
Total	$–	$3,991,943	$–	$3,991,943

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$16,043,134	$–	$16,043,134
Total	$–	$16,043,134	$–	$16,043,134

GraniteShares ETF Trust
Schedule of Investments
GraniteShares 2x Long GOOGL Daily ETF
March 31, 2026 (Unaudited)

Other Assets In Excess Of Liabilities - (100.00%)	$4,735,208	(a)

NET ASSETS (100.00%)	$4,735,208

(a)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation
Marex Derivative Products, Inc.	Alphabet, Inc.	$9,261,294	OBFR01	250 bps	Monthly	Receive	12/31/2026	$9,461,012	$199,718
TOTAL		$9,261,294						$9,461,012	$199,718

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate

GraniteShares 2x Long GOOGL Daily ETF
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$199,718	$–	$199,718
Total	$–	$199,718	$–	$199,718

GraniteShares ETF Trust

Notes to Quarterly Schedules of Investments

March 31, 2026 (Unaudited)

1. FAIR VALUE MEASUREMENT

The Financial Accounting Standards Board (FASB) established a framework for measuring fair value in accordance with U.S. GAAP. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the exchange traded fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The hierarchy classification of inputs used to value each Fund’s investments is disclosed at the end of the Fund’s Schedule of Investments.

2. AFFILIATED COMPANIES

Funds may invest in certain securities that are considered securities issued by affiliated companies. As defined by the Investment Company Act of 1940, an affiliated person, including an affiliated company, is one in which a Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund.

The purchases, sales, dividend income, realized gains or losses, change in unrealized gains or losses, shares and value of investments in affiliated companies for GraniteShares YieldBOOST Single Stock Universe ETF for the period ended March 31, 2026 were as follows:

Security Name	Fair Value as of June 30, 2025	Purchases	Sales	Fair Value as of March 31, 2026	Share Balance as of March 31, 2026	Dividends	Change in Unrealized Gain (Loss)	Realized Gain (Loss)
GraniteShares YieldBOOST AMD ETF	$-	$223,399	$(49,048)	$116,306	7,523	$42,362	$(52,791)	$(5,254)
GraniteShares YieldBoost AMZN ETF	-	224,902	(69,698)	115,953	7,211	22,015	(32,892)	(6,359)
GraniteShares YieldBOOST BABA ETF	-	224,705	(51,426)	116,572	8,732	39,749	(52,841)	(3,866)
GraniteShares YieldBOOST COIN ETF	-	252,584	(30,738)	117,311	27,409	53,664	(93,631)	(10,904)
GraniteShares YieldBoost HIMS ETF	-	278,641	(27,802)	116,424	14,888	44,045	(116,589)	(17,826)
GraniteShares YieldBOOST HOOD ETF	-	257,713	(27,184)	117,121	17,098	51,997	(111,427)	(1,981)
GraniteShares YieldBOOST IONQ ETF	-	245,743	(27,605)	116,971	12,391	55,520	(99,536)	(1,631)
GraniteShares YieldBOOST MARA ETF	-	243,835	(25,128)	117,486	15,101	52,235	(97,338)	(3,883)
GraniteShares YieldBOOST META ETF	-	222,906	(49,512)	117,117	8,450	21,569	(52,141)	(4,136)
GraniteShares YieldBOOST MSTR ETF	-	233,996	(28,021)	116,707	23,721	51,327	(85,012)	(4,256)
GraniteShares YieldBOOST NVDA ETF	-	218,466	(56,155)	116,843	8,211	42,123	(40,451)	(5,017)
GraniteShares YieldBOOST PLTR ETF	-	234,171	(37,666)	116,344	9,375	39,181	(69,879)	(10,282)
GraniteShares YieldBoost QBTS ETF	-	248,131	(26,093)	117,539	11,933	52,336	(101,375)	(3,124)
GraniteShares YieldBoost RGTI ETF	-	249,083	(27,828)	117,337	11,606	53,474	(102,627)	(1,291)
GraniteShares YieldBoost RIOT ETF	-	232,702	(35,925)	116,815	9,308	56,433	(73,995)	(5,967)
GraniteShares YieldBOOST SMCI ETF	-	219,247	(32,374)	116,991	12,842	54,603	(61,525)	(8,357)
GraniteShares YieldBOOST TSLA ETF	-	231,478	(24,727)	116,519	33,579	51,216	(85,694)	(4,538)
	$-	$4,041,702	$(626,930)	$1,986,356		$783,849	$(1,329,744)	$(98,672)

The purchases, sales, dividend income, realized gains or losses, change in unrealized gains or losses, shares and value of investments in affiliated companies for GraniteShares YieldBOOST TopYielders ETF for the period ended March 31, 2026 were as follows:

Security Name	Fair Value as of June 30, 2025	Purchases	Sales	Fair Value as of March 31, 2026	Share Balance as of March 31, 2026	Dividends	Change in Unrealized Gain (Loss)	Realized Gain (Loss)
GraniteShares YieldBOOST COIN ETF	$-	$1,545,107	$(298,034)	$683,512	159,699	$276,791	$(443,455)	$(120,106)
GraniteShares YieldBOOST HOOD ETF	-	1,574,800	(258,241)	683,911	99,841	266,784	(583,798)	(48,850)
GraniteShares YieldBOOST IONQ ETF	-	1,519,200	(251,833)	683,352	72,389	285,921	(534,846)	(49,169)
GraniteShares YieldBOOST SMCI ETF	-	1,350,944	(309,301)	682,412	74,908	284,940	(312,365)	(46,866)
GraniteShares YieldBOOST TSLA ETF	-	1,406,603	(274,827)	676,944	195,085	264,291	(396,800)	(58,032)
	$-	$7,396,654	$(1,392,236)	$3,410,131		$1,378,727	$(2,271,264)	$(323,023)

GraniteShares ETF Trust
Schedule of Investments
GraniteShares YieldBOOST TSLA ETF
March 31, 2026 (Unaudited)

Investments	Principal Amount	Value
UNITED STATES TREASURY OBLIGATION (84.76%)(a)
United States Treasury Bill
3.503%, 04/23/2026(a)	$70,700,000	$70,543,208
3.545%, 07/23/2026(a)	60,000,000	59,323,676

TOTAL GOVERNMENT BOND
(Cost 129,880,972)		129,866,884

Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value
PURCHASED OPTION CONTRACTS - (0.76%)
Put Option Contracts (0.76%)
Direxion Daily TSLA Bull 2X Shares:
StoneX Group Inc	04/02/2026	10.69	45,453	55,225,395	136,359
StoneX Group Inc	04/01/2026	12.19	29,905	36,334,575	747,625
				91,559,970	883,984

Graniteshares 2x Long TSLA Daily ETF:	04/06/2026	17.50	35,538	43,178,670	284,304
StoneX Group Inc				43,178,670	284,304

TOTAL PURCHASED OPTION CONTRACTS
(Cost $3,230,012)				134,738,640	1,168,288

TOTAL INVESTMENTS (85.52%)
(Cost $133,110,984)					$131,035,172

OTHER ASSETS IN EXCESS OF LIABILITIES (14.48%)					22,192,257	(b)

NET ASSETS (100.00%)					$153,227,429

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for written option contracts.

WRITTEN OPTION CONTRACTS (3.06%)

	Expiration	Strike		Premiums	Notional	Value
Counterparty	Date	Price	Contracts	Received	Value	(Note 1)
Put Option Contracts - (3.06%)
Direxion Daily TSLA Bull 2X Shares:
StoneX Group Inc	04/02/2026	$11.56	(45,453)	$2,260,246	$(55,225,395)	$(681,795)
StoneX Group Inc	04/01/2026	13.18	(29,905)	1,696,424	(36,334,575)	(3,050,310)
				3,956,670	(91,559,970)	(3,732,105)
Graniteshares 2x Long TSLA Daily ETF:
StoneX Group Inc	04/06/2026	18.92	(35,538)	3,117,645	(43,178,670)	(959,526)
				3,117,645	(43,178,670)	(959,526)

TOTAL WRITTEN OPTION CONTRACTS				$7,074,315	$(134,738,640)	$(4,691,631)

GraniteShares YieldBOOST TSLA ETF
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Purchased Options	$–	$1,168,288	$–	$1,168,288
United States Treasury Obligations	–	129,866,884	–	129,866,884
Total	$–	$131,035,172	$–	$131,035,172

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Written Options	–	(4,691,631)	–	(4,691,631)
Total	$–	$(4,691,631)	$–	$(4,691,631)

GraniteShares ETF Trust
Schedule of Investments
GraniteShares YieldBOOST QQQ ETF
March 31, 2026 (Unaudited)

Investments	Principal Amount	Value
UNITED STATES TREASURY OBLIGATION (61.50%)(a)
United States Treasury Bill
3.503%, 04/23/2026(a)	$2,200,000	$2,195,121
3.630%, 05/28/2026(a)	1,100,000	1,093,692
3.545%, 07/23/2026(a)	2,000,000	1,977,455

TOTAL GOVERNMENT BOND
(Cost 5,266,713)		5,266,268

Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value
PURCHASED OPTION CONTRACTS - (0.61%)
Put Option Contracts (0.61%)
ProShares UltraPro QQQ:
StoneX Group Inc	04/06/2026	35.05	660	2,750,880	13,457
StoneX Group Inc	04/02/2026	35.87	760	3,167,680	3,562
StoneX Group Inc	04/01/2026	41.06	780	3,251,040	35,498
				9,169,600	52,517

TOTAL PURCHASED OPTION CONTRACTS
(Cost $160,590)				9,169,600	52,517

TOTAL INVESTMENTS (62.11%)
(Cost $5,427,303)					$5,318,785

OTHER ASSETS IN EXCESS OF LIABILITIES (37.89%)					3,245,317	(b)

NET ASSETS (100.00%)					$8,564,102

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for written option contracts.

WRITTEN OPTION CONTRACTS (3.12%)

	Expiration	Strike		Premiums	Notional	Value
Counterparty	Date	Price	Contracts	Received	Value	(Note 1)
Put Option Contracts - (3.12%)
ProShares UltraPro QQQ:
StoneX Group Inc	04/06/2026	$37.89	(660)	$104,595	$(2,750,880)	$(34,705)
StoneX Group Inc	04/02/2026	38.78	(760)	131,843	(3,167,680)	(17,090)
StoneX Group Inc	04/01/2026	44.39	(780)	139,992	(3,251,040)	(215,168)
TOTAL WRITTEN OPTION CONTRACTS				$376,430	$(9,169,600)	$(266,963)

GraniteShares YieldBOOST QQQ ETF
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Purchased Options	$–	$52,517	$–	$52,517
United States Treasury Obligations	–	5,266,268	–	5,266,268
Total	$–	$5,318,785	$–	$5,318,785

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Written Options	–	(266,963)	–	(266,963)
Total	$–	$(266,963)	$–	$(266,963)

GraniteShares ETF Trust
Schedule of Investments
GraniteShares YieldBOOST SPY ETF
March 31, 2026 (Unaudited)

Investments	Principal Amount	Value
UNITED STATES TREASURY OBLIGATION (58.76%)(a)
United States Treasury Bill
3.503%, 04/23/2026(a)	$4,000,000	$3,991,129
3.630%, 05/28/2026(a)	3,300,000	3,281,075
3.545%, 07/23/2026(a)	4,000,000	3,954,911

TOTAL GOVERNMENT BOND
(Cost 11,227,959)		11,227,115

Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value
PURCHASED OPTION CONTRACTS - (0.12%)
Put Option Contracts (0.12%)
Direxion Daily S&P 500 Bull 3X Shares:
StoneX Group Inc	04/02/2026	159.15	900	16,640,100	12,741
StoneX Group Inc	04/01/2026	177.29	180	3,328,020	11,000
				19,968,120	23,741
TOTAL PURCHASED OPTION CONTRACTS
(Cost $300,805)				19,968,120	23,741

TOTAL INVESTMENTS (58.88%)
(Cost $11,528,764)					$11,250,856

OTHER ASSETS IN EXCESS OF LIABILITIES (41.12%)					7,856,023	(b)

NET ASSETS (100.00%)					$19,106,879

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for written option contracts.

WRITTEN OPTION CONTRACTS (1.01%)

	Expiration	Strike		Premiums	Notional	Value
Counterparty	Date	Price	Contracts	Received	Value	(Note 1)
Put Option Contracts - (1.01%)
Direxion Daily S&P 500 Bull 3X Shares:
StoneX Group Inc	04/02/2026	$172.05	(900)	$653,829	$(16,640,100)	$(62,750)
StoneX Group Inc	04/01/2026	191.66	(180)	134,186	(3,328,020)	(130,539)

TOTAL WRITTEN OPTION CONTRACTS				$788,015	$(19,968,120)	$(193,289)

GraniteShares YieldBOOST SPY ETF
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Purchased Options	$–	$23,741	$–	$23,741
United States Treasury Obligations	–	11,227,115	–	11,227,115
Total	$–	$11,250,856	$–	$11,250,856

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Written Options	–	(193,289)	–	(193,289)
Total	$–	$(193,289)	$–	$(193,289)

GraniteShares ETF Trust
Schedule of Investments
GraniteShares YieldBOOST NVDA ETF
March 31, 2026 (Unaudited)

Investments	Principal Amount	Value
UNITED STATES TREASURY OBLIGATION (58.73%)(a)
United States Treasury Bill
3.503%, 04/23/2026(a)	$10,000,000	$9,977,823
3.630%, 05/28/2026(a)	13,000,000	12,925,448
3.554%, 07/23/2026(a)	13,000,000	12,853,463
TOTAL GOVERNMENT BOND
(Cost 35,758,849)		35,756,734

Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value
PURCHASED OPTION CONTRACTS - (0.47%)
Put Option Contracts (0.47%)
GraniteShares 2x Long NVDA Daily ETF:
StoneX Group Inc	04/06/2026	60.37	3,030	21,988,710	68,998
StoneX Group Inc	04/02/2026	62.22	2,690	19,521,330	15,893
StoneX Group Inc	04/01/2026	70.98	3,310	24,020,670	199,592
				65,530,710	284,483
TOTAL PURCHASED OPTION CONTRACTS
(Cost $890,042)				65,530,710	284,483

TOTAL INVESTMENTS (59.20%)
(Cost $36,648,891)					$36,041,217

OTHER ASSETS IN EXCESS OF LIABILITIES (40.80%)					24,843,162	(b)

NET ASSETS (100.00%)					$60,884,379

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for written option contracts.

WRITTEN OPTION CONTRACTS (2.79%)

Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value (Note 1)
Put Option Contracts - (2.79%)
GraniteShares 2x Long NVDA Daily ETF:
StoneX Group Inc	04/06/2026	$65.27	(3,030)	$746,826	$(21,988,710)	$(191,165)
StoneX Group Inc	04/02/2026	67.26	(2,690)	711,443	(19,521,330)	(83,999)
StoneX Group Inc	04/01/2026	76.74	(3,310)	905,209	(24,020,670)	(1,423,674)
TOTAL WRITTEN OPTION CONTRACTS				$2,363,478	$(65,530,710)	$(1,698,838)

GraniteShares YieldBOOST NVDA ETF Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Purchased Options	$–	$284,483	$–	$284,483
United States Treasury Obligations	–	35,756,734	–	35,756,734
Total	$–	$36,041,217	$–	$36,041,217

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Written Options	–	(1,698,838)	–	(1,698,838)
Total	$–	$(1,698,838)	$–	$(1,698,838)

GraniteShares ETF Trust
Schedule of Investments
GraniteShares YieldBOOST Bitcoin ETF
March 31, 2026 (Unaudited)

Investments	Principal Amount	Value
UNITED STATES TREASURY OBLIGATION (80.57%)(a)
United States Treasury Bill
3.503%, 04/23/2026(a)	$10,000,000	$9,977,823
3.545%, 07/23/2026(a)	3,500,000	3,460,548
TOTAL GOVERNMENT BOND
(Cost 13,439,646)		13,438,371

Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value
PURCHASED OPTION CONTRACTS - (2.02%)
Put Option Contracts (2.02%)
2x Bitcoin Strategy ETF:
StoneX Group Inc	04/02/2026	12.93	2,790	4,112,460	10,420
StoneX Group Inc	04/06/2026	13.13	2,830	4,171,420	63,458
StoneX Group Inc	04/01/2026	13.98	250	368,500	1,995
StoneX Group Inc	04/01/2026	14.98	5,800	8,549,200	261,177
				17,201,580	337,050
TOTAL PURCHASED OPTION CONTRACTS
(Cost $440,857)				17,201,580	337,050

TOTAL INVESTMENTS (82.59%)
(Cost $13,880,503)					$13,775,421

OTHER ASSETS IN EXCESS OF LIABILITIES (17.41%)					2,904,088	(b)

NET ASSETS (100.00%)					$16,679,509

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for written option contracts.

WRITTEN OPTION CONTRACTS (6.34%)

Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value (Note 1)

Put Option Contracts - (6.34%)
2x Bitcoin Strategy ETF:
StoneX Group Inc	04/02/2026	$13.98	(2,790)	$199,421	$(4,112,460)	$(49,770)
StoneX Group Inc	04/06/2026	14.19	(2,830)	193,790	(4,171,420)	(144,842)
StoneX Group Inc	04/01/2026	15.11	(250)	18,619	(368,500)	(13,379)
StoneX Group Inc	04/01/2026	16.19	(5,800)	495,768	(8,549,200)	(848,954)
TOTAL WRITTEN OPTION CONTRACTS				$907,598	$(17,201,580)	$(1,056,945)

GraniteShares YieldBOOST Bitcoin ETF Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Purchased Options	$–	$337,050	$–	$337,050
United States Treasury Obligations	–	13,438,371	–	13,438,371
Total	$–	$13,775,421	$–	$13,775,421

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Written Options	–	(1,056,945)	–	(1,056,945)
Total	$–	$(1,056,945)	$–	$(1,056,945)

GraniteShares ETF Trust
Schedule of Investments
GraniteShares YieldBOOST COIN ETF
March 31, 2026 (Unaudited)

Investments	Principal Amount	Value
UNITED STATES TREASURY OBLIGATION (76.22%)(a)
United States Treasury Bill
3.503%, 04/23/2026(a)	$15,000,000	$14,966,734
3.545%, 07/23/2026(a)	15,000,000	14,830,919
TOTAL GOVERNMENT BOND
(Cost 29,800,969)		29,797,653

Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value
PURCHASED OPTION CONTRACTS - (2.64%)
Put Option Contracts (2.64%)
GraniteShares 2x Long COIN Daily ETF:
StoneX Group Inc	04/06/2026	5.55	9,220	6,454,000	107,884
StoneX Group Inc	04/02/2026	5.58	25,250	17,675,000	67,719
StoneX Group Inc	04/01/2026	7.09	29,850	20,895,000	857,406
				45,024,000	1,033,009
TOTAL PURCHASED OPTION CONTRACTS
(Cost $2,140,003)				45,024,000	1,033,009

TOTAL INVESTMENTS (78.86%)
(Cost $31,940,972)					$30,830,662

OTHER ASSETS IN EXCESS OF LIABILITIES (21.14%)					8,265,169	(b)

NET ASSETS (100.00%)					$39,095,831

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for written option contracts.

WRITTEN OPTION CONTRACTS (6.39%)

	Expiration	Strike		Premiums	Notional	Value
Counterparty	Date	Price	Contracts	Received	Value	(Note 1)
Put Option Contracts - (6.39%)
GraniteShares 2x Long COIN Daily ETF:
StoneX Group Inc	04/06/2026	$6.00	(9,220)	$414,689	$(6,454,000)	$(180,766)
StoneX Group Inc	04/02/2026	6.03	(25,250)	1,135,672	(17,675,000)	(163,411)
StoneX Group Inc	04/01/2026	7.67	(29,850)	1,805,241	(20,895,000)	(2,154,576)

TOTAL WRITTEN OPTION CONTRACTS				$3,355,602	$(45,024,000)	$(2,498,753)

GraniteShares YieldBOOST COIN ETF
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Purchased Options	$–	$1,033,009	$–	$1,033,009
United States Treasury Obligations	–	29,797,653	–	29,797,653
Total	$–	$30,830,662	$–	$30,830,662

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Written Options	–	(2,498,753)	–	(2,498,753)
Total	$–	$(2,498,753)	$–	$(2,498,753)

GraniteShares ETF Trust
Schedule of Investments
GraniteShares YieldBOOST AMD ETF
March 31, 2026 (Unaudited)

Investments	Principal Amount	Value
UNITED STATES TREASURY OBLIGATION (72.43%)(a)
United States Treasury Bill
3.503%, 04/23/2026(a)	$1,000,000	$997,782
3.630%, 05/28/2026(a)	2,000,000	1,988,530
3.545%, 07/23/2026(a)	3,000,000	2,966,184

TOTAL GOVERNMENT BOND
(Cost 5,952,981)		5,952,496

Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value
PURCHASED OPTION CONTRACTS - (4.55%)
Put Option Contracts (4.55%)
GraniteShares 2x Long AMD Daily ETF:
StoneX Group Inc	04/02/2026	11.18	4,120	5,030,520	50,103
StoneX Group Inc	04/01/2026	13.38	2,710	3,308,910	323,834
				8,339,430	373,937
TOTAL PURCHASED OPTION CONTRACTS
(Cost $254,056)				8,339,430	373,937

TOTAL INVESTMENTS (76.98%)
(Cost $6,207,037)					$6,326,433

OTHER ASSETS IN EXCESS OF LIABILITIES (23.02%)					1,891,446	(b)

NET ASSETS (100.00%)					$8,217,879

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for written option contracts.

WRITTEN OPTION CONTRACTS (9.35%)

	Expiration	Strike		Premiums	Notional	Value
Counterparty	Date	Price	Contracts	Received	Value	(Note 1)
Put Option Contracts - (9.35%)
GraniteShares 2x Long AMD Daily ETF:
StoneX Group Inc	04/02/2026	$12.09	(4,120)	$261,526	$(5,030,520)	$(158,068)
StoneX Group Inc	04/01/2026	14.46	(2,710)	218,093	(3,308,910)	(610,096)

TOTAL WRITTEN OPTION CONTRACTS				$479,619	$(8,339,430)	$(768,164)

GraniteShares YieldBOOST AMD ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Purchased Options	$–	$373,937	$–	$373,937
United States Treasury Obligations	–	5,952,496	–	5,952,496
Total	$–	$6,326,433	$–	$6,326,433

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Written Options	–	(768,164)	–	(768,164)
Total	$–	$(768,164)	$–	$(768,164)

GraniteShares ETF Trust
Schedule of Investments
GraniteShares YieldBOOST AMZN ETF
March 31, 2026 (Unaudited)

Investments	Principal Amount	Value
UNITED STATES TREASURY OBLIGATION (57.57%)(a)
United States Treasury Bill
3.503%, 04/23/2026(a)	$700,000	$698,448
3.630%, 05/28/2026(a)	200,000	198,853
3.545%, 07/23/2026(a)	500,000	494,364

TOTAL GOVERNMENT BOND
(Cost 1,391,788)		1,391,665

Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value
PURCHASED OPTION CONTRACTS - (0.08%)
Put Option Contracts (0.08%)
GraniteShares 2x Long AMZN Daily ETF:
StoneX Group Inc	04/02/2026	20.88	680	1,664,164	85
StoneX Group Inc	04/01/2026	23.43	360	881,028	1,909
				2,545,192	1,994
TOTAL PURCHASED OPTION CONTRACTS
(Cost $33,624)				2,545,192	1,994

TOTAL INVESTMENTS (57.65%)
(Cost $1,425,412)					$1,393,659

OTHER ASSETS IN EXCESS OF LIABILITIES (42.35%)					1,023,605	(b)

NET ASSETS (100.00%)					$2,417,264

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for written option contracts.

WRITTEN OPTION CONTRACTS (1.49%)

	Expiration	Strike		Premiums	Notional	Value
Counterparty	Date	Price	Contracts	Received	Value	(Note 1)
Put Option Contracts - (1.49%)
GraniteShares 2x Long AMZN Daily ETF:
StoneX Group Inc	04/02/2026	$22.57	(680)	$58,804	$(1,664,164)	$(2,646)
StoneX Group Inc	04/01/2026	25.33	(360)	30,772	(881,028)	(33,416)

TOTAL WRITTEN OPTION CONTRACTS				$89,576	$(2,545,192)	$(36,062)

GraniteShares YieldBOOST AMZN ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Purchased Options	$–	$1,994	$–	$1,994
United States Treasury Obligations	–	1,391,665	–	1,391,665
Total	$–	$1,393,659	$–	$1,393,659

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Written Options	–	(36,062)	–	(36,062)
Total	$–	$(36,062)	$–	$(36,062)

GraniteShares ETF Trust
Schedule of Investments
GraniteShares YieldBOOST MSTR ETF
March 31, 2026 (Unaudited)

Investments	Principal Amount	Value
UNITED STATES TREASURY OBLIGATION (55.09%)(a)
United States Treasury Bill
3.503%, 04/23/2026(a)	$1,000,000	$997,782
3.545%, 07/23/2026(a)	500,000	494,364

TOTAL GOVERNMENT BOND
(Cost 1,492,296)		1,492,146

Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value
PURCHASED OPTION CONTRACTS - (10.43%)
Put Option Contracts (10.43%)
T-Rex 2X Long MSTR Daily Target ETF:
StoneX Group Inc	04/06/2026	3.72	600	255,000	7,871
StoneX Group Inc	04/02/2026	4.02	2,080	884,000	24,120
StoneX Group Inc	04/01/2026	4.50	430	182,750	13,633
StoneX Group Inc	04/01/2026	4.94	3,370	1,432,250	236,821
				2,754,000	282,445
TOTAL PURCHASED OPTION CONTRACTS
(Cost $146,888)				2,754,000	282,445

TOTAL INVESTMENTS (65.52%)
(Cost $1,639,184)					$1,774,591

OTHER ASSETS IN EXCESS OF LIABILITIES (34.48%)					933,803	(b)

NET ASSETS (100.00%)					$2,708,394

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for written option contracts.

WRITTEN OPTION CONTRACTS (17.23%)

	Expiration	Strike		Premiums	Notional	Value
Counterparty	Date	Price	Contracts	Received	Value	(Note 1)
Put Option Contracts - (17.23%)
T-Rex 2X Long MSTR Daily Target ETF:
StoneX Group Inc	04/06/2026	$4.03	(600)	$16,786	$(255,000)	$(14,125)
StoneX Group Inc	04/02/2026	4.35	(2,080)	64,432	(884,000)	(56,915)
StoneX Group Inc	04/01/2026	4.86	(430)	14,180	(182,750)	(26,968)
StoneX Group Inc	04/01/2026	5.34	(3,370)	131,354	(1,432,250)	(368,727)

TOTAL WRITTEN OPTION CONTRACTS				$226,752	$(2,754,000)	$(466,735)

GraniteShares YieldBOOST MSTR ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Purchased Options	$–	$282,445	$–	$282,445
United States Treasury Obligations	–	1,492,146	–	1,492,146
Total	$–	$1,774,591	$–	$1,774,591

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Written Options	–	(466,735)	–	(466,735)
Total	$–	$(466,735)	$–	$(466,735)

GraniteShares ETF Trust
Schedule of Investments
GraniteShares YieldBOOST PLTR ETF
March 31, 2026 (Unaudited)

Investments	Principal Amount	Value
UNITED STATES TREASURY OBLIGATION (76.10%)(a)
United States Treasury Bill
3.503%, 04/23/2026(a)	$2,000,000	$1,995,564
3.545%, 07/23/2026(a)	2,000,000	1,977,456

TOTAL GOVERNMENT BOND
(Cost 3,973,463)		3,973,020

Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value
PURCHASED OPTION CONTRACTS - (2.35%)
Put Option Contracts (2.35%)
GraniteShares 2x Long PLTR Daily ETF:
StoneX Group Inc	04/02/2026	14.59	1,990	3,257,630	8,167
StoneX Group Inc	04/01/2026	17.19	1,290	2,111,730	114,435
				5,369,360	122,602
TOTAL PURCHASED OPTION CONTRACTS
(Cost $156,115)				5,369,360	122,602

TOTAL INVESTMENTS (78.45%)
(Cost $4,129,578)					$4,095,622

OTHER ASSETS IN EXCESS OF LIABILITIES (21.55%)					1,125,027	(b)

NET ASSETS (100.00%)					$5,220,649

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for written option contracts.

WRITTEN OPTION CONTRACTS (6.36%)

	Expiration	Strike		Premiums	Notional	Value
Counterparty	Date	Price	Contracts	Received	Value	(Note 1)
Put Option Contracts - (6.36%)
GraniteShares 2x Long PLTR Daily ETF:
StoneX Group Inc	04/02/2026	$15.77	(1,990)	$172,090	$(3,257,630)	$(47,248)
StoneX Group Inc	04/01/2026	18.58	(1,290)	125,745	(2,111,730)	(285,041)

TOTAL WRITTEN OPTION CONTRACTS				$297,835	$(5,369,360)	$(332,289)

GraniteShares YieldBOOST PLTR ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Purchased Options	$–	$122,602	$–	$122,602
United States Treasury Obligations	–	3,973,020	–	3,973,020
Total	$–	$4,095,622	$–	$4,095,622

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Written Options	–	(332,289)	–	(332,289)
Total	$–	$(332,289)	$–	$(332,289)

GraniteShares ETF Trust
Schedule of Investments
GraniteShares YieldBOOST SMCI ETF
March 31, 2026 (Unaudited)

Investments	Principal Amount	Value
UNITED STATES TREASURY OBLIGATION (86.28%)(a)
United States Treasury Bill
3.503%, 04/23/2026(a)	$4,000,000	$3,991,129
3.545%, 07/23/2026(a)	3,000,000	2,966,184

TOTAL GOVERNMENT BOND
(Cost 6,958,053)		6,957,313

Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value
PURCHASED OPTION CONTRACTS - (6.53%)
Put Option Contracts (6.53%)
Defiance Daily Target 2X Long SMCI ETF:
StoneX Group Inc	04/06/2026	6.79	1,360	1,161,440	100,399
StoneX Group Inc	04/02/2026	7.44	8,370	7,147,980	342,615
StoneX Group Inc	04/06/2026	7.90	110	93,940	3,300
StoneX Group Inc	04/01/2026	9.06	900	768,600	80,597
				9,171,960	526,911
TOTAL PURCHASED OPTION CONTRACTS
(Cost $475,806)				9,171,960	526,911

TOTAL INVESTMENTS (92.81%)
(Cost $7,433,859)					$7,484,224

OTHER ASSETS IN EXCESS OF LIABILITIES (7.19%)					580,005	(b)

NET ASSETS (100.00%)					$8,064,229

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for written option contracts.

WRITTEN OPTION CONTRACTS (9.73%)

	Expiration	Strike		Premiums	Notional	Value
Counterparty	Date	Price	Contracts	Received	Value	(Note 1)
Put Option Contracts - (9.73%)
Defiance Daily Target 2X Long SMCI ETF:
StoneX Group Inc	04/06/2026	$7.34	(1,360)	$79,529	$(1,161,440)	$(127,880)
StoneX Group Inc	04/02/2026	8.04	(8,370)	556,414	(7,147,980)	(523,644)
StoneX Group Inc	04/06/2026	8.54	(110)	5,552	(93,940)	(5,720)
StoneX Group Inc	04/01/2026	9.79	(900)	77,829	(768,600)	(127,786)

TOTAL WRITTEN OPTION CONTRACTS				$719,324	$(9,171,960)	$(785,030)

GraniteShares YieldBOOST SMCI ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Purchased Options	$–	$526,911	$–	$526,911
United States Treasury Obligations	–	6,957,313	–	6,957,313
Total	$–	$7,484,224	$–	$7,484,224

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Written Options	–	(785,030)	–	(785,030)
Total	$–	$(785,030)	$–	$(785,030)

GraniteShares ETF Trust
Schedule of Investments
GraniteShares YieldBOOST HOOD ETF
March 31, 2026 (Unaudited)

Investments	Principal Amount	Value
UNITED STATES TREASURY OBLIGATION (92.04%)(a)
United States Treasury Bill
3.503%, 04/23/2026(a)	$5,000,000	$4,988,911
3.545%, 07/23/2026(a)	5,000,000	4,943,640

TOTAL GOVERNMENT BOND
(Cost 9,933,657)		9,932,551

Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value
PURCHASED OPTION CONTRACTS - (2.04%)
Put Option Contracts (2.04%)
T-Rex 2X Long HOOD Daily Target ETF:
StoneX Group Inc	04/06/2026	14.12	1,510	2,591,160	16,841
StoneX Group Inc	04/02/2026	14.49	2,820	4,839,120	3,911
StoneX Group Inc	04/01/2026	17.62	2,720	4,667,520	199,048
				12,097,800	219,800
TOTAL PURCHASED OPTION CONTRACTS
(Cost $476,146)				12,097,800	219,800

TOTAL INVESTMENTS (94.08%)
(Cost $10,409,803)					$10,152,351

OTHER ASSETS IN EXCESS OF LIABILITIES (5.92%)					638,764	(b)

NET ASSETS (100.00%)					$10,791,115

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for written option contracts.

WRITTEN OPTION CONTRACTS (5.66%)

	Expiration	Strike		Premiums	Notional	Value
Counterparty	Date	Price	Contracts	Received	Value	(Note 1)
Put Option Contracts - (5.66%)
T-Rex 2X Long HOOD Daily Target ETF:
StoneX Group Inc	04/06/2026	$15.26	(1,510)	$163,800	$(2,591,160)	$(50,066)
StoneX Group Inc	04/02/2026	15.67	(2,820)	291,805	(4,839,120)	(34,177)
StoneX Group Inc	04/01/2026	19.05	(2,720)	363,059	(4,667,520)	(526,033)

TOTAL WRITTEN OPTION CONTRACTS				$818,664	$(12,097,800)	$(610,276)

GraniteShares YieldBOOST HOOD ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Purchased Options	$–	$219,800	$–	$219,800
United States Treasury Obligations	–	9,932,551	–	9,932,551
Total	$–	$10,152,351	$–	$10,152,351

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Written Options	–	(610,276)	–	(610,276)
Total	$–	$(610,276)	$–	$(610,276)

GraniteShares ETF Trust
Schedule of Investments
GraniteShares YieldBOOST META ETF
March 31, 2026 (Unaudited)

Investments	Principal Amount	Value
UNITED STATES TREASURY OBLIGATION (72.13%)(a)
United States Treasury Bill
3.503%, 04/23/2026(a)	$200,000	$199,556
3.545%, 07/23/2026(a)	100,000	98,873

TOTAL GOVERNMENT BOND
(Cost 298,459)		298,429

Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value
PURCHASED OPTION CONTRACTS - (0.05%)
Put Option Contracts (0.05%)
GraniteShares 2x Long META Daily ETF:
StoneX Group Inc	04/02/2026	18.03	160	367,360	2
StoneX Group Inc	04/06/2026	18.78	50	114,800	205
				482,160	207
TOTAL PURCHASED OPTION CONTRACTS
(Cost $7,525)				482,160	207

TOTAL INVESTMENTS (72.18%)
(Cost $305,984)					$298,636

OTHER ASSETS IN EXCESS OF LIABILITIES (27.82%)					115,075	(b)

NET ASSETS (100.00%)					$413,711

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for written option contracts.

WRITTEN OPTION CONTRACTS (0.18%)

	Expiration	Strike		Premiums	Notional	Value
Counterparty	Date	Price	Contracts	Received	Value	(Note 1)
Put Option Contracts - (0.18%)
GraniteShares 2x Long META Daily ETF:
StoneX Group Inc	04/02/2026	$19.49	(160)	$12,556	$(367,360)	$(40)
StoneX Group Inc	04/06/2026	20.30	(50)	3,874	(114,800)	(701)

TOTAL WRITTEN OPTION CONTRACTS				$16,430	$(482,160)	$(741)

GraniteShares YieldBOOST META ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Purchased Options	$—	$207	$—	$207
United States Treasury Obligations	—	298,429	—	298,429
Total	$—	$298,636	$—	$298,636

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Written Options	—	(741)	—	(741)
Total	$—	$(741)	$—	$(741)

GraniteShares ETF Trust
Schedule of Investments
GraniteShares YieldBOOST BABA ETF
March 31, 2026 (Unaudited)

Investments	Principal Amount	Value
UNITED STATES TREASURY OBLIGATION (74.29%)(a)
United States Treasury Bill
3.503%, 04/23/2026(a)	$400,000	$399,113
3.545%, 07/23/2026(a)	400,000	395,491

TOTAL GOVERNMENT BOND
(Cost 794,693)		794,604

Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value
PURCHASED OPTION CONTRACTS - (0.73%)
Put Option Contracts (0.73%)
GraniteShares 2x Long BABA Daily ETF:
StoneX Group Inc	04/02/2026	21.85	260	641,680	521
StoneX Group Inc	04/01/2026	24.58	190	468,920	7,276
				1,110,600	7,797
TOTAL PURCHASED OPTION CONTRACTS
(Cost $15,860)				1,110,600	7,797

TOTAL INVESTMENTS (75.02%)
(Cost $810,553)					$802,401

OTHER ASSETS IN EXCESS OF LIABILITIES (24.98%)					267,151	(b)

NET ASSETS (100.00%)					$1,069,552

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for written option contracts.

WRITTEN OPTION CONTRACTS (3.96%)

	Expiration	Strike		Premiums	Notional	Value
Counterparty	Date	Price	Contracts	Received	Value	(Note 1)
Put Option Contracts - (3.96%)
GraniteShares 2x Long BABA Daily ETF:
StoneX Group Inc	04/02/2026	$23.62	(260)	$23,004	$(641,680)	$(5,775)
StoneX Group Inc	04/01/2026	26.57	(190)	22,131	(468,920)	(36,558)

TOTAL WRITTEN OPTION CONTRACTS				$45,135	$(1,110,600)	$(42,333)

GraniteShares YieldBOOST BABA ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Purchased Options	$—	$7,797	$—	$7,797
United States Treasury Obligations	—	794,604	—	794,604
Total	$—	$802,401	$—	$802,401

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Written Options	—	(42,333)	—	(42,333)
Total	$—	$(42,333)	$—	$(42,333)

GraniteShares ETF Trust
Schedule of Investments
GraniteShares YieldBOOST MARA ETF
March 31, 2026 (Unaudited)

Investments	Principal Amount	Value
UNITED STATES TREASURY OBLIGATION (75.32%)(a)
United States Treasury Bill
3.503%, 04/23/2026(a)	$700,000	$698,448
3.630%, 05/28/2026(a)	600,000	596,559
3.545%, 07/23/2026(a)	1,000,000	988,727

TOTAL GOVERNMENT BOND
(Cost 2,283,925)		2,283,734

Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value
PURCHASED OPTION CONTRACTS - (1.76%)
Put Option Contracts (1.76%)
GraniteShares 2x Long MARA Daily ETF:
StoneX Group Inc	04/06/2026	2.43	3,210	921,270	16,756
StoneX Group Inc	04/01/2026	2.78	8,090	2,321,830	36,732
				3,243,100	53,488
TOTAL PURCHASED OPTION CONTRACTS
(Cost $225,104)				3,243,100	53,488

TOTAL INVESTMENTS (77.08%)
(Cost $2,509,029)					$2,337,222

OTHER ASSETS IN EXCESS OF LIABILITIES (22.92%)					694,870	(b)

NET ASSETS (100.00%)					$3,032,092

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for written option contracts.

WRITTEN OPTION CONTRACTS (5.49%)

	Expiration	Strike		Premiums	Notional	Value
Counterparty	Date	Price	Contracts	Received	Value	(Note 1)
Put Option Contracts - (5.49%)
GraniteShares 2x Long MARA Daily ETF:
StoneX Group Inc	04/06/2026	$2.63	(3,210)	$80,176	$(921,270)	$(33,554)
StoneX Group Inc	04/01/2026	3.00	(8,090)	250,605	(2,321,830)	(132,797)

TOTAL WRITTEN OPTION CONTRACTS				$330,781	$(3,243,100)	$(166,351)

GraniteShares YieldBOOST MARA ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Purchased Options	$—	$53,488	$—	$53,488
United States Treasury Obligations	—	2,283,734	—	2,283,734
Total	$—	$2,337,222	$—	$2,337,222

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Written Options	—	(166,351)	—	(166,351)
Total	$—	$(166,351)	$—	$(166,351)

GraniteShares ETF Trust
Schedule of Investments
GraniteShares YieldBOOST IONQ ETF
March 31, 2026 (Unaudited)

Investments	Principal Amount	Value
UNITED STATES TREASURY OBLIGATION (82.91%)(a)
United States Treasury Bill
3.503%, 04/23/2026(a)	$1,200,000	$1,197,339
3.545%, 07/23/2026(a)	4,000,000	3,954,912

TOTAL GOVERNMENT BOND
(Cost 5,152,919)		5,152,251

Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value
PURCHASED OPTION CONTRACTS - (6.19%)
Put Option Contracts (6.19%)
GraniteShares 2x Long IONQ Daily ETF:
StoneX Group Inc	04/01/2026	12.50	1,950	2,106,000	336,646
StoneX Group Inc	04/06/2026	8.57	2,130	2,300,400	32,231
StoneX Group Inc	04/02/2026	9.22	2,650	2,862,000	15,611
				7,268,400	384,488
TOTAL PURCHASED OPTION CONTRACTS
(Cost $420,649)				7,268,400	384,488

TOTAL INVESTMENTS (89.10%)
(Cost $5,573,568)					$5,536,739

OTHER ASSETS IN EXCESS OF LIABILITIES (10.90%)					677,536	(b)

NET ASSETS (100.00%)					$6,214,275

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for written option contracts.

WRITTEN OPTION CONTRACTS (10.44%)

	Expiration	Strike		Premiums	Notional	Value
Counterparty	Date	Price	Contracts	Received	Value	(Note 1)
Put Option Contracts - (10.44%)
GraniteShares 2x Long IONQ Daily ETF:
StoneX Group Inc	04/01/2026	$13.51	(1,950)	$238,831	$(2,106,000)	$(530,201)
StoneX Group Inc	04/06/2026	9.27	(2,130)	182,066	(2,300,400)	(65,083)
StoneX Group Inc	04/02/2026	9.97	(2,650)	226,514	(2,862,000)	(53,315)

TOTAL WRITTEN OPTION CONTRACTS				$647,411	$(7,268,400)	$(648,599)

GraniteShares YieldBOOST IONQ ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Purchased Options	$—	$384,488	$—	$384,488
United States Treasury Obligations	—	5,152,251	—	5,152,251
Total	$—	$5,536,739	$—	$5,536,739

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Written Options	—	(648,599)	—	(648,599)
Total	$—	$(648,599)	$—	$(648,599)

GraniteShares ETF Trust
Schedule of Investments
GraniteShares YieldBOOST Semiconductor ETF
March 31, 2026 (Unaudited)

Investments	Principal Amount	Value
UNITED STATES TREASURY OBLIGATION (42.57%)(a)
United States Treasury Bill
3.630%, 05/28/2026(a)	$15,000,000	$14,913,978
3.548%, 07/23/2026(a)	14,000,000	13,842,191

TOTAL GOVERNMENT BOND
(Cost 28,757,884)		28,756,169

Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value
PURCHASED OPTION CONTRACTS - (6.03%)
Put Option Contracts (6.03%)
Direxion Daily Semiconductor Bull 3X Shares:
StoneX Group Inc	04/06/2026	37.57	3,550	17,008,050	134,868
StoneX Group Inc	04/02/2026	43.11	4,650	22,278,150	212,742
StoneX Group Inc	04/01/2026	45.30	840	4,024,440	39,207
StoneX Group Inc	04/01/2026	52.76	7,380	35,357,580	3,683,787
				78,668,220	4,070,604
TOTAL PURCHASED OPTION CONTRACTS
(Cost $3,117,326)				78,668,220	4,070,604

TOTAL INVESTMENTS (48.60%)
(Cost $31,875,210)					$32,826,773

OTHER ASSETS IN EXCESS OF LIABILITIES (51.40%)					34,714,315	(b)

NET ASSETS (100.00%)					$67,541,088

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for written option contracts.

WRITTEN OPTION CONTRACTS (11.58%)

	Expiration	Strike		Premiums	Notional	Value
Counterparty	Date	Price	Contracts	Received	Value	(Note 1)
Put Option Contracts - (11.58%)
Direxion Daily Semiconductor Bull 3X Shares:
StoneX Group Inc	04/06/2026	$40.62	(3,550)	$953,094	$(17,008,050)	$(273,816)
StoneX Group Inc	04/02/2026	46.61	(4,650)	1,415,819	(22,278,150)	(627,834)
StoneX Group Inc	04/01/2026	48.97	(840)	275,081	(4,024,440)	(163,812)
StoneX Group Inc	04/01/2026	57.04	(7,380)	2,719,360	(35,357,580)	(6,754,314)

TOTAL WRITTEN OPTION CONTRACTS				$5,363,354	$(78,668,220)	$(7,819,776)

GraniteShares YieldBOOST Semiconductor ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Purchased Options	$—	$4,070,604	$—	$4,070,604
United States Treasury Obligations	—	28,756,169	—	28,756,169
Total	$—	$32,826,773	$—	$32,826,773

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Written Options	—	(7,819,776)	—	(7,819,776)
Total	$—	$(7,819,776)	$—	$(7,819,776)

GraniteShares ETF Trust
Schedule of Investments
GraniteShares YieldBOOST Gold Miners ETF
March 31, 2026 (Unaudited)

Investments	Principal Amount	Value
UNITED STATES TREASURY OBLIGATION (77.46%)(a)
United States Treasury Bill
3.503%, 04/23/2026(a)	$3,000,000	$2,993,347
3.630%, 05/28/2026(a)	1,900,000	1,889,104
3.545%, 07/23/2026(a)	6,700,000	6,624,477

TOTAL GOVERNMENT BOND
(Cost 11,508,100)		11,506,928

Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value
PURCHASED OPTION CONTRACTS - (0.44%)
Put Option Contracts (0.44%)
Direxion Daily Gold Miners Index Bull 2X Shares:
StoneX Group Inc	04/02/2026	152.02	260	4,894,500	17,652
StoneX Group Inc	04/06/2026	152.72	190	3,576,750	40,642
StoneX Group Inc	04/01/2026	154.83	430	8,094,750	6,887
				16,566,000	65,181
TOTAL PURCHASED OPTION CONTRACTS
(Cost $480,410)				16,566,000	65,181

TOTAL INVESTMENTS (77.90%)
(Cost $11,988,510)					$11,572,109

OTHER ASSETS IN EXCESS OF LIABILITIES (22.10%)					3,283,183	(b)

NET ASSETS (100.00%)					$14,855,292

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for written option contracts.

WRITTEN OPTION CONTRACTS (0.96%)

	Expiration	Strike		Premiums	Notional	Value
Counterparty	Date	Price	Contracts	Received	Value	(Note 1)
Put Option Contracts - (0.96%)
Direxion Daily Gold Miners Index Bull 2X Shares:
StoneX Group Inc	04/02/2026	$164.35	(260)	$265,844	$(4,894,500)	$(39,177)
StoneX Group Inc	04/06/2026	165.10	(190)	201,111	(3,576,750)	(76,373)
StoneX Group Inc	04/01/2026	167.38	(430)	437,515	(8,094,750)	(27,086)

TOTAL WRITTEN OPTION CONTRACTS				$904,470	$(16,566,000)	$(142,636)

GraniteShares YieldBOOST Gold Miners ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Purchased Options	$—	$65,181	$—	$65,181
United States Treasury Obligations	—	11,506,928	—	11,506,928
Total	$—	$11,572,109	$—	$11,572,109

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Written Options	—	(142,636)	—	(142,636)
Total	$—	$(142,636)	$—	$(142,636)

GraniteShares ETF Trust
Schedule of Investments
GraniteShares YieldBOOST RGTI ETF
March 31, 2026 (Unaudited)

Investments	Principal Amount	Value
UNITED STATES TREASURY OBLIGATION (68.85%)(a)
United States Treasury Bill
3.503%, 04/23/2026(a)	$400,000	$399,113
3.545%, 07/23/2026(a)	1,000,000	988,728

TOTAL GOVERNMENT BOND
(Cost 1,388,016)		1,387,841

Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value
PURCHASED OPTION CONTRACTS - (7.06%)
Put Option Contracts (7.06%)
Defiance Daily Target 2X Long RGTI ETF:
StoneX Group Inc	04/06/2026	11.62	140	205,940	3,972
StoneX Group Inc	04/02/2026	12.44	680	1,000,280	6,822
StoneX Group Inc	04/01/2026	16.26	800	1,176,800	131,442
				2,383,020	142,236
TOTAL PURCHASED OPTION CONTRACTS
(Cost $152,947)				2,383,020	142,236

TOTAL INVESTMENTS (75.91%)
(Cost $1,540,963)					$1,530,077

OTHER ASSETS IN EXCESS OF LIABILITIES (24.09%)					485,570	(b)

NET ASSETS (100.00%)					$2,015,647

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for written option contracts.

WRITTEN OPTION CONTRACTS (12.76%)

	Expiration	Strike		Premiums	Notional	Value
Counterparty	Date	Price	Contracts	Received	Value	(Note 1)
Put Option Contracts - (12.76%)
Defiance Daily Target 2X Long RGTI ETF:
StoneX Group Inc	04/06/2026	$12.56	(140)	$16,587	$(205,940)	$(6,847)
StoneX Group Inc	04/02/2026	13.45	(680)	83,964	(1,000,280)	(19,123)
StoneX Group Inc	04/01/2026	17.58	(800)	138,782	(1,176,800)	(231,161)

TOTAL WRITTEN OPTION CONTRACTS				$239,333	$(2,383,020)	$(257,131)

GraniteShares YieldBOOST RGTI ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Purchased Options	$—	$142,236	$—	$142,236
United States Treasury Obligations	—	1,387,841	—	1,387,841
Total	$—	$1,530,077	$—	$1,530,077

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Written Options	—	(257,131)	—	(257,131)
Total	$—	$(257,131)	$—	$(257,131)

GraniteShares ETF Trust
Schedule of Investments
GraniteShares YieldBOOST QBTS ETF
March 31, 2026 (Unaudited)

Investments	Principal Amount	Value
UNITED STATES TREASURY OBLIGATION (78.46%)(a)
United States Treasury Bill
3.503%, 04/23/2026(a)	$800,000	$798,225
3.554%, 07/23/2026(a)	200,000	197,746

TOTAL GOVERNMENT BOND
(Cost 996,056)		995,971

Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value
PURCHASED OPTION CONTRACTS - (7.28%)
Put Option Contracts (7.28%)
Tradr 2X Long QBTS Daily ETF:
StoneX Group Inc	04/06/2026	5.99	1,390	1,100,880	10,658
StoneX Group Inc	04/01/2026	9.49	520	411,840	81,722
				1,512,720	92,380
TOTAL PURCHASED OPTION CONTRACTS
(Cost $84,844)				1,512,720	92,380

TOTAL INVESTMENTS (85.74%)
(Cost $1,080,900)					$1,088,351

OTHER ASSETS IN EXCESS OF LIABILITIES (14.26%)					181,073	(b)

NET ASSETS (100.00%)					$1,269,424

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for written option contracts.

WRITTEN OPTION CONTRACTS (11.23%)

	Expiration	Strike		Premiums	Notional	Value
Counterparty	Date	Price	Contracts	Received	Value	(Note 1)
Put Option Contracts - (11.23%)
Tradr 2X Long QBTS Daily ETF:
StoneX Group Inc	04/01/2026	$10.26	(520)	$46,008	$(411,840)	$(121,618)
StoneX Group Inc	04/06/2026	6.48	(1,390)	81,283	(1,100,880)	(20,936)

TOTAL WRITTEN OPTION CONTRACTS				$127,291	$(1,512,720)	$(142,554)

GraniteShares YieldBOOST QBTS ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Purchased Options	$—	$92,380	$—	$92,380
United States Treasury Obligations	—	995,971	—	995,971
Total	$—	$1,088,351	$—	$1,088,351

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Written Options	—	(142,554)	—	(142,554)
Total	$—	$(142,554)	$—	$(142,554)

GraniteShares ETF Trust
Schedule of Investments
GraniteShares YieldBOOST RIOT ETF
March 31, 2026 (Unaudited)

Investments	Principal Amount	Value
UNITED STATES TREASURY OBLIGATION (89.02%)(a)
United States Treasury Bill
3.503%, 04/23/2026(a)	$500,000	$498,891
3.630%, 05/28/2026(a)	1,100,000	1,093,692
3.545%, 07/23/2026(a)	2,000,000	1,977,455

TOTAL GOVERNMENT BOND
(Cost 3,570,351)		3,570,038

Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value
PURCHASED OPTION CONTRACTS - (23.75%)
Put Option Contracts (23.75%)
Defiance Daily Target 2X Long RIOT ETF:
StoneX Group Inc	04/02/2026	14.99	1,210	1,816,210	103,490
StoneX Group Inc	04/01/2026	21.48	1,310	1,966,310	848,670
				3,782,520	952,160
TOTAL PURCHASED OPTION CONTRACTS
(Cost $309,948)				3,782,520	952,160

TOTAL INVESTMENTS (112.77%)
(Cost $3,880,299)					$4,522,198

LIABILITIES IN EXCESS OF OTHER ASSETS (-12.77%)					(512,263)

NET ASSETS (100.00%)					$4,009,935

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.

WRITTEN OPTION CONTRACTS (31.80%)

	Expiration	Strike		Premiums	Notional	Value
Counterparty	Date	Price	Contracts	Received	Value	(Note 1)
Put Option Contracts - (31.80%)
Defiance Daily Target 2X Long RIOT ETF:
StoneX Group Inc	04/02/2026	$16.21	(1,210)	$179,657	$(1,816,210)	$(198,626)
StoneX Group Inc	04/01/2026	23.22	(1,310)	296,685	(1,966,310)	(1,076,533)

TOTAL WRITTEN OPTION CONTRACTS				$476,342	$(3,782,520)	$(1,275,159)

GraniteShares YieldBOOST RIOT ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Purchased Options	$—	$952,160	$—	$952,160
United States Treasury Obligations	—	3,570,038	—	3,570,038
Total	$—	$4,522,198	$—	$4,522,198

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Written Options	—	(1,275,159)	—	(1,275,159)
Total	$—	$(1,275,159)	$—	$(1,275,159)

GraniteShares ETF Trust
Schedule of Investments
GraniteShares YieldBOOST HIMS ETF
March 31, 2026 (Unaudited)

Investments	Principal Amount	Value
UNITED STATES TREASURY OBLIGATION (57.50%)(a)
United States Treasury Bill
3.503%, 04/23/2026(a)	$200,000	$199,556
3.545%, 07/23/2026(a)	300,000	296,619

TOTAL GOVERNMENT BOND
(Cost 496,233)		496,175

Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value
PURCHASED OPTION CONTRACTS - (1.03%)
Put Option Contracts (1.03%)
Defiance Daily Target 2X Long HIMS ETF:
StoneX Group Inc	04/06/2026	17.49	150	345,900	3,766
StoneX Group Inc	04/02/2026	18.77	160	368,960	1,004
StoneX Group Inc	04/01/2026	21.96	120	276,720	4,101
				991,580	8,871
TOTAL PURCHASED OPTION CONTRACTS
(Cost $50,415)				991,580	8,871

TOTAL INVESTMENTS (58.53%)
(Cost $546,648)					$505,046

OTHER ASSETS IN EXCESS OF LIABILITIES (41.47%)					357,865	(b)

NET ASSETS (100.00%)					$862,911

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for written option contracts.

WRITTEN OPTION CONTRACTS (2.83%)

	Expiration	Strike		Premiums	Notional	Value
Counterparty	Date	Price	Contracts	Received	Value	(Note 1)
Put Option Contracts - (2.83%)
Defiance Daily Target 2X Long HIMS ETF:
StoneX Group Inc	04/06/2026	$18.91	(150)	$24,672	$(345,900)	$(6,996)
StoneX Group Inc	04/02/2026	20.29	(160)	28,396	(368,960)	(3,422)
StoneX Group Inc	04/01/2026	23.74	(120)	26,697	(276,720)	(14,020)

TOTAL WRITTEN OPTION CONTRACTS				$79,765	$(991,580)	$(24,438)

GraniteShares YieldBOOST HIMS ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Purchased Options	$—	$8,871	$—	$8,871
United States Treasury Obligations	—	496,175	—	496,175
Total	$—	$505,046	$—	$505,046

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Written Options	—	(24,438)	—	(24,438)
Total	$—	$(24,438)	$—	$(24,438)

GraniteShares ETF Trust
Schedule of Investments
GraniteShares YieldBOOST Single Stock Universe ETF
March 31, 2026 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUNDS (97.56%)
GraniteShares YieldBOOST AMD ETF(a)	7,523	$116,306
GraniteShares YieldBOOST AMZN ETF(a)	7,211	115,953
GraniteShares YieldBOOST BABA ETF(a)	8,732	116,572
GraniteShares YieldBOOST COIN ETF(a)	27,409	117,311
GraniteShares YieldBOOST HIMS ETF(a)	14,888	116,424
GraniteShares YieldBOOST HOOD ETF(a)	17,098	117,121
GraniteShares YieldBOOST IONQ ETF(a)	12,391	116,971
GraniteShares YieldBOOST MARA ETF(a)	15,101	117,486
GraniteShares YieldBOOST META ETF(a)	8,450	117,117
GraniteShares YieldBOOST MSTR ETF(a)	23,721	116,707
GraniteShares YieldBOOST NVDA ETF(a)	8,211	116,843
GraniteShares YieldBOOST PLTR ETF(a)	9,375	116,344
GraniteShares YieldBOOST QBTS ETF(a)	11,933	117,539
GraniteShares YieldBOOST RGTI ETF(a)	11,606	117,337
GraniteShares YieldBOOST RIOT ETF(a)	9,308	116,815
GraniteShares YieldBOOST SMCI ETF(a)	12,842	116,991
GraniteShares YieldBOOST TSLA ETF(a)	33,579	116,519
Total		1,986,356

TOTAL EXCHANGE TRADED FUNDS
(Cost $3,316,102)		1,986,356

TOTAL INVESTMENTS (97.56%)
(Cost $3,316,102)		$1,986,356

OTHER ASSETS IN EXCESS OF LIABILITIES (2.44%)		49,653

NET ASSETS (100.00%)		$2,036,009

(a)	Affiliated Company. See Note 2 in Notes to Quarterly Schedules of Investments. Financials for the affiliated company can be found at www.sec.gov.

GraniteShares YieldBOOST Single Stock Universe ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$1,986,356	$—	$—	$1,986,356
Total	$1,986,356	$—	$—	$1,986,356

GraniteShares ETF Trust
Schedule of Investments
GraniteShares YieldBOOST TopYielders ETF
March 31, 2026 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUNDS (97.15%)
GraniteShares YieldBOOST COIN ETF(a)	159,699	$683,512
GraniteShares YieldBOOST HOOD ETF(a)	99,841	683,911
GraniteShares YieldBOOST IONQ ETF(a)	72,389	683,352
GraniteShares YieldBOOST SMCI ETF(a)	74,908	682,412
GraniteShares YieldBOOST TSLA ETF(a)	195,085	676,944
Total		3,410,131

TOTAL EXCHANGE TRADED FUNDS
(Cost $5,681,397)		3,410,131

TOTAL INVESTMENTS (97.15%)
(Cost $5,681,397)		$3,410,131

OTHER ASSETS IN EXCESS OF LIABILITIES (2.85%)		99,864

NET ASSETS (100.00%)		$3,509,995

(a)	Affiliated Company. See Note 2 in Notes to Quarterly Schedules of Investments. Financials for the affiliated company can be found at www.sec.gov.

GraniteShares YieldBOOST TopYielders ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$3,410,131	$—	$—	$3,410,131
Total	$3,410,131	$—	$—	$3,410,131

GraniteShares ETF Trust

Notes to Quarterly Schedules of Investments

March 31, 2026 (Unaudited)

1. FAIR VALUE MEASUREMENT

The Financial Accounting Standards Board (FASB) established a framework for measuring fair value in accordance with U.S. GAAP. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the exchange traded fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The hierarchy classification of inputs used to value each Fund’s investments is disclosed at the end of the Fund’s Schedule of Investments.

GraniteShares ETF Trust
Schedule of Investments
GraniteShares Autocallable TSLA ETF
March 31, 2026 (Unaudited)

Other Assets In Excess Of Liabilities - (100.00%)	$1,209,443	(a)

NET ASSETS (100.00%)	$1,209,443

(a)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAPS

Counterparty	Underlying Reference Instrument	Fixed Rate (Fund Recieves)	Floating Rate (Fund Pays)	Termination Date	Periodic Payment Freqency	Notional Amount	Upfront Payments paid/(received)	Market Value	Unrealized appreciation (depreciation)
Nomura Securities	Autocallable TSLA TRS 50% EKI	15.30%	1 Day SOFR	1/31/2028	Monthly	247,000	$(1,915)	$239,680	$(5,380)
Nomura Securities	Autocallable TSLA TRS 55% EKI	17.40%	1 Day SOFR	1/31/2028	Monthly	247,000	$(2,115)	$239,320	$(5,540)
Nomura Securities	Autocallable TSLA TRS 60% EKI	20.20%	1 Day SOFR	1/31/2028	Monthly	247,000	$(2,261)	$239,305	$(5,409)
Nomura Securities	Autocallable TSLA TRS 65% EKI	22.75%	1 Day SOFR	1/31/2028	Monthly	247,000	$(2,476)	$238,875	$(5,624)
Nomura Securities	Autocallable TSLA TRS 70% EKI	25.50%	1 Day SOFR	1/31/2028	Monthly	247,000	$(2,655)	$238,660	$(5,660)
							$(11,422)	$1,195,840	$(27,613)

Investment Abbreviations:

EKI - European Knock In. - Represents a knock-in option contract that begins to function as a normal option only once a certain price level is reached before expiration.

SOFR – Secured Overnight Financing Rate

Derivative Instruments	Level 1	Level 2	Level 3	Total
Liabilities:
Total Return Swaps	$–	$(27,613)	$–	$(27,613)
Total	$–	$(27,613)	$–	$(27,613)

GraniteShares ETF Trust

Schedule of Investments

GraniteShares Autocallable NVDA ETF

March 31, 2026 (Unaudited)

Other Assets In Excess Of Liabilities - (100.00%)	$990,175	(a)

NET ASSETS (100.00%)	$990,175

(a)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAPS

Counterparty	Underlying Reference Instrument	Fixed Rate (Fund Recieves)	Floating Rate (Fund Pays)	Termination Date	Periodic Payment Freqency	Notional Amount	Upfront Payments paid/(received)	Market Value	Unrealized appreciation (depreciation)
Nomura Securities	Autocallable NVDA TRS 50% EKI	13.50%	1 Day SOFR	1/31/2028	Monthly	248,500	$140	$246,627	$(1,972)
Nomura Securities	Autocallable NVDA TRS 55% EKI	15.50%	1 Day SOFR	1/31/2028	Monthly	248,500	$181	$246,820	$(1,820)
Nomura Securities	Autocallable NVDA TRS 60% EKI	17.80%	1 Day SOFR	1/31/2028	Monthly	248,500	$156	$246,641	$(1,975)
Nomura Securities	Autocallable NVDA TRS 65% EKI	20.10%	1 Day SOFR	1/31/2028	Monthly	248,500	$150	$246,631	$(1,979)
Nomura Securities	Autocallable NVDA TRS 70% EKI	22.25%	1 Day SOFR	1/31/2028	Monthly	248,500	$163	$246,810	$(1,813)
							$790	$1,233,529	$(9,559)

Investment Abbreviations:

EKI - European Knock In. - Represents a knock-in option contract that begins to function as a normal option only once a certain price level is reached before expiration.

SOFR – Secured Overnight Financing Rate

Derivative Instruments	Level 1	Level 2	Level 3	Total
Liabilities:
Total Return Swaps	$–	$(9,559)	$–	$(9,559)
Total	$–	$(9,559)	$–	$(9,559)